CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 99.4% (b)(c)(d)
Aerospace & Defense 1.6%
Aero Operating LLC, Initial 1st Lien Term Loan, 1M LIBOR + 6.50%, 8.09%, 02/09/2026 (e)(f)(k)	$2,930,051	$2,812,849
Aero Operating, LLC, 1st Lien Delayed Draw Term Loan, 02/09/2026 (e)(g)(k)	838,503	(33,540)
Dynasty Acquisition Co., Inc., 1st Lien Term Loan B-1, 1M LIBOR + 3.50%, 4.95%,04/06/2026	99,833	78,993
Dynasty Acquisition Co., Inc., 1st Lien Term Loan B-2, 1M LIBOR + 3.50%, 4.95%, 04/06/2026	53,674	42,469
Radius Aerospace Europe, Ltd., 1st Lien Term Loan, (Great Britain), 3M LIBOR + 5.75%, 7.20%, 03/29/2025 (e)(f)(k)	1,622,579	1,573,901
Radius Aerospace Europe, Ltd., 1st Lien GBP Revolver, (Great Britain), 3M GBP LIBOR + 5.75%, 6.75%, 03/29/2025 (e)(g)(k)	£185,714	99,686
Radius Aerospace, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.75%, 7.12%, 03/29/2025 (e)(f)(k)	$2,545,714	2,469,343
Radius Aerospace, Inc., 1st Lien Revolver, 3M LIBOR + 5.75%, 7.46%, 03/29/2025 (e)(g)(k)	428,571	244,285
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan A, 1M LIBOR + 6.25%, 7.25%, 12/21/2023 (e)(k)	619,424	619,424
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan B, 1M LIBOR + 6.25%, 7.25%, 12/21/2023 (e)(k)	111,180	111,180
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan C, 12/21/2023 (e)(g)(k)	573,057	—
SecurAmerica, LLC, 1st Lien Revolver, 1M LIBOR + 3.00%, 4.00%, 06/21/2023 (e)(g)(h)(k)	1,125	790
SecurAmerica, LLC, 1st Lien Term Loan, 1M LIBOR + 6.25%, 7.25%, 12/21/2023 (e)(f)(k)	1,650,525	1,650,525
Sequa Mezzanine Holdings, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.00%, 6.74% 11/28/2021	13,618	10,860
		9,680,765
Automotive 1.9%
GB Auto Service, Inc., 1st Lien Delayed Draw Term Loan, 1M LIBOR + 6.50%, 7.50%, 10/19/2024 (e)(k)	1,653,177	1,570,519
GB Auto Service, Inc., 1st Lien Delayed Draw Term Loan, 1M LIBOR + 6.00%, 7.00%, 10/19/2024 (e)(g)(k)	6,003,882	203,077
GB Auto Service, Inc., 1st Lien Revolver, 1M LIBOR + 6.50%, 7.50%, 10/19/2024 (e)(k)	264,159	250,951
GB Auto Service, Inc., 1st Lien Term Loan, 1M LIBOR + 6.50%, 7.50%, 10/19/2024 (e)(f)(k)	1,203,889	1,143,694
Navistar, Inc., Tranche 1st Lien Term Loan B, 1M LIBOR + 3.50%, 4.28%, 11/06/2024	1,209,937	1,040,546
Panther BF Aggregator 2, LP, Initial 1st Lien Term Loan, 1M LIBOR + 3.50%, 4.44%, 04/30/2026 (e)	1,623,033	1,476,960
Truck Hero, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 4.74%, 04/22/2024	384,076	286,521
Wand NewCo 3, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 7.25%, 8.11%, 02/05/2027 (e)(f)(k)	3,000,000	2,790,000
Wand NewCo 3, Inc., Tranche 1st Lien Term Loan B-1, 3M LIBOR + 3.00%, 4.07%, 02/05/2026	2,709,872	2,411,786
		11,174,054
Banking, Finance, Insurance & Real Estate 13.4%
A.U.L. Corp., 1st Lien Revolver, 06/05/2023 (e)(g)(k)	1,000	—
A.U.L. Corp., Initial 1st Lien Term Loan, 1M LIBOR + 4.50%, 5.50%, 06/05/2023 (e)(f)(k)	41,445	41,445
Acrisure, LLC, 1st Lien Term Loan, 3M LIBOR + 3.50%, 4.96%, 02/15/2027	3,623,337	3,188,537
Affinipay Midco, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 6.75%, 03/02/2026 (e)(g)(k)	766,307	122,609
Affinipay Midco, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 5.50%, 6.95%, 03/02/2026 (e)(f)(k)	7,250,308	6,960,295
Alliant Holdings Intermediate, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.25%, 3.86%, 05/09/2025	3,752	3,405
Amynta Agency Borrower, Inc., 1st Lien Incremental Term Loan B, 1M LIBOR + 4.50%, 5.49%, 02/28/2025 (e)(f)(k)	2,954,896	2,718,505
AQ Sunshine, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.50%, 7.36%, 04/15/2025 (e)(g)(k)	139,106	(6,956)
AQ Sunshine, Inc., Initial 1st Lien Revolver, 3M LIBOR + 5.50%, 7.42%, 04/15/2024 (e)(g)(k)	136,423	115,960
AQ Sunshine, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.42%, 04/15/2025 (e)(f)(k)	1,146,492	1,089,168
AQ Sunshine, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.42%, 04/15/2025 (e)(k)	246,680	234,346
ARM Funding, LLC, 1st Lien Revolver B, 1M LIBOR + 7.95%, 9.53%, 02/29/2024 (e)(g)(k)	2,500,000	466,711
Asurion, LLC, 2nd Lien Term Loan B-2, 08/04/2025 (h)	963,051	877,580
Blackhawk Network Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.00%, 3.99, 06/15/2025	2,414,328	1,948,700
Blackhawk Network Holdings, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 7.81%, 06/15/2026	150,000	118,500
Blackwood Bidco, Ltd., Facility 1st Lien Term Loan B-1, (Great Britain), 6M LIBOR + 7.30%, 8.11%, 10/08/2026 (e)(f)(k)	£2,550,724	3,172,720
Blackwood Bidco, Ltd., Facility 1st Lien Term Loan B-1, (Great Britain), 6M LIBOR + 7.30%, 9.25%, 10/08/2026 (e)(f)(k)	$3,184,069	3,184,069
Citadel Securities, LP, 1st Lien Repriced Term Loan, 1M LIBOR + 2.75%, 3.74%, 02/27/2026 (e)	482,150	429,114
Forest City Enterprises, LP, Replacement 1st Lien Term Loan B, 1M LIBOR + 3.50%, 4.49%, 12/08/2025 (e)	980,800	833,680
Foundation Risk Partners Corp., 1st Lien 1st Amendment Delayed Draw Term Loan, 3M LIBOR + 4.75%, 6.20%, 11/10/2023 (e)(g)(k)	789,898	748,914
Foundation Risk Partners Corp., 1st Lien 1st Amendment Term Loan, 3M LIBOR + 4.75%, 6.20%, 11/10/2023 (e)(f)(k)	630,595	599,065

Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Banking, Finance, Insurance & Real Estate (continued)
Foundation Risk Partners Corp., 1st Lien 2nd Amendment Delayed Draw Term Loan, 3M LIBOR + 4.75%, 6.20%, 11/10/2023 (e)(g)(k)	$3,233,511	$2,340,429
Foundation Risk Partners Corp., 1st Lien 3rd Amendment Delayed Draw Term Loan, 11/10/2023 (e)(g)(k)	1,259,713	(62,985)
Foundation Risk Partners Corp., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.75%, 6.20%, 11/10/2023 (e)(f)(k)	139,802	132,812
Foundation Risk Partners Corp., 1st Lien Revolver, 1M LIBOR + 4.75%, 6.11%, 11/10/2023 (e)(g)(k)	3,000	1,650
Foundation Risk Partners Corp., 1st Lien Term Loan, 3M LIBOR + 4.75%, 6.20%, 11/10/2023 (e)(f)(k)	619,394	588,424
Foundation Risk Partners Corp., 2nd Lien 1st Amendment Delayed Draw Term Loan, 3M LIBOR + 8.50%, 9.95%, 11/10/2024 (e)(k)	292,900	275,326
Foundation Risk Partners Corp., 2nd Lien 1st Amendment Loan, 3M LIBOR + 8.50%, 9.95%, 11/10/2024 (e)(k)	264,795	248,907
Foundation Risk Partners Corp., 2nd Lien 2nd Amendment Delayed Draw Term Loan, 3M LIBOR + 8.50%, 9.95%, 11/10/2024 (e)(g)(k)	1,007,133	616,485
Foundation Risk Partners Corp., 2nd Lien 3rd Amendment Delayed Draw Term Loan, 11/10/2024 (e)(g)(k)	720,610	(43,236)
Foundation Risk Partners Corp., 2nd Lien Term Loan, 3M LIBOR + 8.50%, 9.95%, 11/10/2024 (e)(k)	221,778	208,471
GRP UK Bidco, Ltd., Acquisition Capex Facility 1st Lien Term Loan, (Great Britain), 02/02/2027 (e)(g)(k)	£4,096,386	—
GRP UK Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 02/02/2027 (e)(g)(k)	12,903,614	—
Gulf Finance, LLC, Tranche 1st Lien Term Loan B, 1M LIBOR + 5.25%, 6.84%, 08/25/2023	$197,997	98,801
Hammersmith Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 1M GBP LIBOR + 7.44%, 7.94%, 09/02/2026 (e)(f)(k)	£4,112,437	5,115,258
Hammersmith Bidco, Ltd., Acquisition Capex Facility 1st Lien Term Loan, (Great Britain), 1M GBP LIBOR + 7.44%, 7.94%, 09/02/2026 (e)(g)(k)	1,678,545	212,945
Leo Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 6M GBP LIBOR + 6.25%, 7.00%, 03/30/2026 (e)(f)(k)	500,000	621,925
London Acquisition Bidco B.V., EUR Facility 1st Lien Term Loan B-1, (Netherlands), 3M EURIBOR + 6.50%, 7.00%, 02/09/2026 (e)(f)(k)	€476,852	514,818
NXTGenpay Intressenter Bidco AB, Facility 1st Lien Term Loan B, (Sweden), 3M STIBOR + 6.75%, 7.06%, 06/30/2025 (e)(k)	SEK	5,500,000	554,111
NXTGenpay Intressenter Bidco AB, Facility 1st Lien Term Loan D, (Sweden), 06/30/2025 (e)(g)(h)(k)	1,800,000	—
NXTGenpay Intressenter Bidco AB, Facility 1st Lien Term Loan D, (Sweden), 3M STIBOR + 6.75%, 7.06%, 06/30/2025 (e)(k)	2,700,000	272,018
PI UK Holdco II, Ltd., Facility 1st Lien Term Loan B-1, (Great Britain), 3M GBP LIBOR + 3.25%, 4.70%, 01/03/2025	$776,009	648,937
Right Choice Holdings, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 6.75%, 7.61%, 06/06/2024 (e)(f)(k)	£1,000,000	1,243,851
RSC Acquisition, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.50%, 5.50%, 10/30/2026 (e)(g)(k)	$554,024	(22,161)
RSC Acquisition, Inc., Initial 1st Lien Revolver, 10/30/2026 (e)(g)(k)	1,000	(40)
RSC Acquisition, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.27%, 10/30/2026 (e)(f)(k)	2,199,802	2,111,810
RSC Acquisition, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.27%, 10/30/2026 (e)(k)	484,772	465,381
SaintMichelCo, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain), 3M GBP LIBOR + 7.00%, 7.50%, 09/09/2025 (e)(g)(k)	£300,000	199,016
SaintMichelCo, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 6M GBP LIBOR + 7.00%, 7.50%, 09/09/2025 (e)(k)	2,400,000	2,985,242
SCM Insurance Services, Inc., 1st Lien Revolver, (Canada), CAD PRIME + 4.00%, 6.95%, 08/29/2022 (e)(k)	CAD	1,000	653
SCM Insurance Services, Inc., 1st Lien Term Loan, (Canada), 3M LIBOR + 5.00%,6.33%, 08/29/2024 (e)(f)(k)	122,188	79,802
SCM Insurance Services, Inc., 2nd Lien Term Loan, (Canada), 1M CDOR + 9.00%, 10.33%, 03/01/2025 (e)(k)	125,000	79,864
Sedgwick Claims Management Services, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 4.24%, 12/31/2025	$2,874,626	2,527,284
Selectquote, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 6.00%, 7.00%, 11/05/2024 (e)(k)	1,018,971	1,008,781
SG Acquisition, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 5.75%, 6.71%, 01/27/2027 (e)(f)(k)	3,380,687	3,245,459
Staysure Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.00%, 7.80%, 07/01/2025 (e)(k)	£1,000,000	1,243,851
Symbol Bidco I, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 6.50%, 7.04%, 12/21/2026 (e)(f)(k)	571,429	710,772
Symbol Bidco I, Ltd., Acquisition Capex Facility 1st Lien Term Loan (Great Britain), 12/21/2026 (e)(g)(k)	428,571	—
TA/WEG Holdings, LLC, Initial 1st Lien Term Loan, 12M LIBOR + 6.00%, 7.00%, 10/02/2025 (e)(f)(k)	$3,546,752	3,369,414
TA/WEG Holdings, LLC, 1st Lien Revolver, 12M LIBOR + 6.00%, 7.00%, 10/02/2025 (e)(k)	301,041	285,989
TA/WEG Holdings, LLC, Initial 1st Lien Delayed Draw Term Loan, 12M LIBOR + 6.00%, 7.00%, 10/02/2025 (e)(g)(h)(k)	2,186,891	188,868
Tempo Acquisition, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 2.75%, 3.74%, 05/01/2024	1,514,228	1,347,663

		Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Banking, Finance, Insurance & Real Estate (continued)
Toscafund, Ltd., Facility 1st Lien Term Loan, (Great Britain), 6M GBP LIBOR + 7.00%, 7.83%, 04/02/2025 (e)(f)(k)		£4,680,000	5,821,221
True Potential LLP, Facility 1st Lien Term Loan B-2, (Great Britain), 6M GBP LIBOR + 7.17%, 8.03%, 10/16/2026 (e)(f)(k)		8,112,754	10,091,055
True Potential LLP, Acquisition Facility 1st Lien Term Loan, (Great Britain), 6M GBP LIBOR + 7.17%, 8.03%, 10/16/2026 (e)(g)(k)		1,943,174	618,740
Ultimus Group Midco, LLC (The), Initial 1st Lien Term Loan, 3M LIBOR + 4.50%,5.95%, 02/01/2026 (e)(f)(k)		$2,577,736	2,448,849
Ultimus Group Midco, LLC (The), Initial 1st Lien Term Loan, 3M LIBOR + 4.50%,5.95%, 02/01/2026 (e)(k)		611,533	580,956
Ultimus Group Midco, LLC (The), 1st Lien Revolver, PRIME + 3.50%, 6.75%, 02/01/2024 (e)(g)(k)		396,226	206,604
USI, Inc., 1st Lien Incremental Term Loan B, 1M LIBOR + 4.00%, 4.99%, 12/02/2026		498,750	445,548
			80,475,935
Beverage, Food & Tobacco 4.7%
CC Fly Holding II A/S, Facility 1st Lien Unitranche Term Loan A, (Denmark), 3M CIBOR + 7.50%, 8.00%, 05/09/2025 (e)(f)(k)	DKK	2,500,000	368,960
CC Fly Holding II A/S, Tranche Facility 1st Lien Term Loan B, (Denmark), 3M CIBOR + 7.50%, 8.55%, 05/09/2025 (e)(f)(k)		2,500,000	368,960
CC Fly Holding II A/S, Accordian Facility 1st Lien Term Loan, (Denmark), 3M LIBOR + 7.50%, 8.00%, 05/09/2025 (e)(f)(k)		520,833	76,867
CC Fly Holding II A/S, Accordian Facility 2 1st Lien Term Loan, (Denmark), 3M CIBOR + 7.50%, 8.55%, 05/09/2025 (e)(f)(k)		520,833	76,867
CC Fly Holding II A/S, Accordian Facility 3 1st Lien Term Loan, (Denmark), 3M CIBOR + 7.50%, 8.00%, 05/09/2025 (e)(f)(k)		1,041,666	153,733
CHG PPC Parent, LLC, 2nd Lien Term Loan, 1M LIBOR + 7.50%, 8.49%, 03/30/2026 (e)(f)(k)		1,000,000	950,000
CHG PPC Parent, LLC, 2nd Lien Additional Term Loan, 1M LIBOR + 7.75%, 8.74%, 03/30/2026 (e)(f)(k)		2,000,000	1,900,000
Ferraro Fine Foods Corp., 1st Lien 2nd Amendment Term Loan, 3M LIBOR + 4.25%, 5.32%, 05/09/2024 (e)(f)(k)		$296,600	281,770
Ferraro Fine Foods Corp., 1st Lien Incremental Term Loan, 3M LIBOR + 4.25%, 5.32%, 05/09/2024 (e)(k)		53,980	51,281
Ferraro Fine Foods Corp., 1st Lien Revolver, 3M LIBOR + 4.25%, 4.25%, 05/09/2023 (e)(k)		1,000	950
Ferraro Fine Foods Corp., 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.32%, 05/09/2024 (e)(f)(k)		981,518	932,442
Froneri International, Ltd., Facility 1st Lien Term Loan B-2, (Great Britain), 1M LIBOR + 2.25%, 3.24%, 01/29/2027 (e)		2,501,824	2,370,479
GPM Investments, LLC, 1st Lien Delayed Draw Term Loan A, 03/01/2027 (e)(g)(k)		4,602,521	(138,075)
GPM Investments, LLC, 1st Lien Delayed Draw Term Loan B, 03/01/2027 (e)(g)(k)		1,704,638	(51,140)
GPM Investments, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.75%, 6.25%, 03/01/2027 (e)(f)(k)		5,523,026	5,357,335
Hometown Food Co., 1st Lien Revolver, 3M LIBOR + 5.25%, 6.50%, 08/31/2023 (e)(g)(k)		1,000	847
Hometown Food Co., 1st Lien Term Loan, 1M LIBOR + 5.25%, 6.50%, 08/31/2023 (e)(f)(k)		1,802,432	1,766,383
IRB Holding Corp., 1st Lien Replacement Term Loan B, 1M LIBOR + 2.75%, 3.74%, 02/05/2025		2,203,664	1,692,700
Jim N Nicks Management, LLC, 1st Lien Revolver, 3M LIBOR + 5.25%, 6.70%, 07/10/2023 (e)(k)		1,000	910
Jim N Nicks Management, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.25%, 6.70, 07/10/2023 (e)(f)(k)		48,625	44,249
Portillo’s Holdings, LLC, 2nd Lien Additional Term Loan B-3, 3M LIBOR + 9.50%, 10.95%, 12/06/2024 (e)(k)		2,465,616	2,342,335
Reddy Ice Holdings, Inc., 1st Lien Delayed Draw Term Loan, PRIME + 4.50%, 7.75%, 07/01/2025 (e)(g)(k)		955,102	439,347
Reddy Ice Holdings, Inc., 1st Lien Revolver, PRIME + 4.50%, 7.75%, 07/01/2024 (e)(g)(k)		955,102	324,735
Reddy Ice Holdings, Inc., 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.02%, 07/01/2025 (e)(f)(k)		7,393,922	7,024,226
SFE Intermediate Holdco, LLC, 1st Lien Incremental Term Loan, 3M LIBOR + 4.75%, 6.06%, 07/31/2024 (e)(f)(k)		1,969,015	1,850,874
SFE Intermediate Holdco, LLC, 1st Lien Revolver, 3M LIBOR + 3.75%, 7.50%, 07/31/2023 (e)(k)		2,000	1,880
SFE Intermediate Holdco, LLC, 1st Lien Term Loan, 3M LIBOR + 4.75%, 6.53%, 07/31/2024 (e)(f)(k)		243,750	229,125
			28,418,040
Capital Equipment 1.5%
Blue Angel Buyer 1, LLC, 1st Lien Amendment Term Loan, 1M LIBOR + 4.50%, 5.50%, 01/02/2026 (e)(f)(k)		1,116,721	1,116,721
Blue Angel Buyer 1, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.25%, 5.70%, 01/02/2026 (e)(g)(k)		641,557	281,814
Blue Angel Buyer 1, LLC, 1st Lien Revolver, 3M LIBOR + 4.25%, 5.45%, 01/02/2025 (e)(g)(k)		321,199	118,844
Blue Angel Buyer 1, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.70%, 01/02/2026 (e)(f)(k)		2,016,039	2,016,039
Dynacast International, LLC, 1st Lien Term Loan B-2, 3M LIBOR + 3.25%, 4.70%, 01/28/2022 (e)		493,507	320,779
Flow Control Solutions, Inc., 1st Lien Delayed Draw Term Loan, 11/21/2024 (e)(g)(k)		994,201	(1)
Flow Control Solutions, Inc., 1st Lien Revolver, 3M LIBOR + 5.25%, 6.48%, 11/21/2024 (e)(g)(k)		372,825	149,130
Flow Control Solutions, Inc., 1st Lien Term Loan, 3M LIBOR + 5.25%, 6.70%, 11/21/2024 (e)(f)(k)		1,290,963	1,290,963
IMIA Holdings, Inc., 1st Lien Revolver, 1M LIBOR + 4.50%, 5.50%, 10/26/2024 (e)(g)(k)		408,163	204,082
IMIA Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 4.50%, 5.95%, 10/26/2024 (e)(f)(k)		2,559,439	2,559,439
Welbilt, Inc., 1st Lien Term Loan B, 1M LIBOR + 2.50%, 3.49%, 10/23/2025		902,256	692,860
			8,750,670
Chemicals, Plastics & Rubber 1.9%
Atlas Intermediate III, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.11%, 04/29/2025 (e)(f)(k)		1,155,852	1,121,177
Atlas Intermediate III, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 6.70%, 04/29/2025 (e)(g)(k)		226,621	144,282
DCG Acquisition Corp., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.50%, 5.87%, 09/30/2026 (e)		300,600	267,534
DCG Acquisition Corp., Initial 1st Lien Term Loan, 3M LIBOR + 4.50%, 5.36%, 09/30/2026 (e)		1,856,594	1,652,369

		Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Chemicals, Plastics & Rubber (continued)
Laboratories Bidco, LLC, 1st Lien Term Loan, 3M CDOR + 6.00%, 7.27%, 06/25/2024 (e)(f)(k)	CAD	1,802,319	$1,241,081
Laboratories Bidco, LLC, 1st Lien Revolver, 06/25/2024 (e)(g)(k)	$513,489		(15,405)
Laboratories Bidco, LLC, 1st Lien Term Loan, 3M LIBOR + 5.75%, 7.69%, 06/25/2024 (e)(f)(k)		1,925,992	1,868,212
Plaskolite PPC Intermediate II, LLC, 2nd Lien Term Loan, 1M LIBOR + 7.75%, 8.75%, 12/14/2026 (e)(f)(k)		3,000,000	2,790,000
Plaskolite PPC Intermediate II, LLC, 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.25%, 12/15/2025 (e)(k)		993	933
Starfruit Finco B.V., Initial 1st Lien Term Loan, (Netherlands), 1M LIBOR + 3.00%, 3.86%, 10/01/2025 (e)		1,941,354	1,727,805
Trident TPI Holdings, Inc., Tranche 1st Lien Term Loan B-1, 3M LIBOR + 3.25%, 4.32%, 10/17/2024		693,227	568,446
			11,366,434
Construction & Building 1.1%
Kene Acquisition, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.25%, 5.70%, 08/10/2026 (e)(g)(k)		634,323	460,355
Kene Acquisition, Inc., 1st Lien Revolver, 3M LIBOR + 4.25%, 5.30%, 08/08/2024 (e)(g)(k)		675,812	471,378
Kene Acquisition, Inc., 1st Lien Term Loan, 2M LIBOR + 4.25%, 5.70%, 08/10/2026 (e)(f)(k)		2,906,492	2,790,233
SRS Distribution, Inc., 1st Lien 1st Amendment Incremental Term Loan, 3M LIBOR + 4.50%, 5.57%, 05/23/2025		2,493,750	2,132,156
The Hillman Group, Inc., Initial 1st Lien Term Loan, 6M LIBOR + 4.00%, 5.07%, 05/30/2025		899,655	698,357
			6,552,479
Consumer goods: Durable 1.7%
AI Aqua Merger Sub, Inc., 1st Lien 5th Amendment Incremental Term Loan, 3M LIBOR + 4.25%, 6.16%, 12/13/2023 (e)		2,493,750	2,169,562
AI Aqua Merger Sub, Inc., Tranche 1st Lien Term Loan B-1, 3M LIBOR + 3.25%, 4.32%, 12/13/2023 (e)		1,984,655	1,686,956
DecoPac, Inc., Initial 1st Lien Revolver, 1M LIBOR + 4.25%, 5.25%, 09/29/2023 (e)(g)(k)		1,000	600
DecoPac, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.25%, 09/30/2024 (e)(f)(k)		478,790	478,790
DRS Holdings III, Inc., 1st Lien Term Loan, 1M LIBOR + 5.75%, 6.75%, 11/01/2025 (e)(f)(k)		2,026,685	1,965,885
DRS Holdings III, Inc., 1st Lien Revolver, 2M LIBOR + 5.75%, 6.75%, 11/01/2025 (e)(g)(k)		1,000	770
Sigma Electric Manufacturing Corp., Tranche 1st Lien 3rd Amendment Term Loan A-2, 3M LIBOR + 4.75%, 5.83%, 10/31/2023 (e)(f)(k)		132,631	126,000
Sigma Electric Manufacturing Corp., 1st Lien Revolver, 3M LIBOR + 4.75%, 5.75%, 10/31/2022 (e)(g)(k)		1,333	1,045
Sigma Electric Manufacturing Corp., 1st Lien Term Loan A-2, 3M LIBOR + 4.75%, 5.83%, 10/31/2023 (e)(f)(k)		357,875	339,981
Star US Bidco, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.25%, 03/17/2027		4,144,583	3,533,257
			10,302,846
Consumer goods: Non-Durable 0%
Movati Athletic Group, Inc., 1st Lien Delayed Draw Term Loan, (Canada), 3M CDOR + 4.75%, 6.82%, 10/05/2022 (e)(g)(k)	CAD	252,277	91,144
Movati Athletic Group, Inc., 1st Lien Term Loan A, (Canada), 3M CDOR + 4.75%, 6.82%, 10/05/2022 (e)(f)(k)		241,149	160,920
			252,064
Containers, Packaging & Glass 2.4%
Anchor Packaging, LLC, 1st Lien Delayed Draw Term Loan, 07/18/2026 (e)(g)	$574,359		(109,128)
Anchor Packaging, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 4.99%, 07/18/2026 (e)		2,612,513	2,116,135
Charter NEX U.S., Inc., Initial 1st Lien Term Loan, 05/16/2024 (h)		315,212	266,354
IntraPac Canada Corp., 1st Lien Term Loan, (Canada), 6M LIBOR + 5.50%, 6.57%, 01/11/2026 (e)(f)(k)		808,630	768,199
IntraPac International, LLC, 1st Lien Revolver, 6M LIBOR + 5.50%, 6.57%, 01/11/2025 (e)(g)(k)		415,407	146,431
IntraPac International, LLC, 1st Lien Term Loan, 6M LIBOR + 5.50%, 6.57%, 01/11/2026 (e)(f)(k)		1,586,930	1,507,584
Pregis TopCo LLC, Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 4.99%, 07/31/2026 (e)		2,939,689	2,542,831
Reynolds Group Holdings, Inc., 1st Lien Incremental Term Loan, 1M LIBOR + 2.75%, 3.74%, 02/05/2023		1,233,393	1,162,473
Ring Container Technologies Group, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 2.75%, 3.74%, 10/31/2024 (e)		1,470,832	1,250,207
Tank Holding Corp., 1st Lien Refinancing Term Loan, 1M LIBOR + 3.50%, 4.49%, 03/26/2026		5,970,527	5,074,948
			14,726,034
Energy: Oil & Gas 3.7%
Birch Permian, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 8.00%, 9.83%, 04/12/2023 (e)(k)		6,981,049	4,747,113
Blackstone CQP Holding Co., LP, Initial 1st Lien Term Loan, 3M LIBOR + 3.50%, 4.62%, 09/30/2024		2,493,719	1,940,113
Cheyenne Petroleum Co., LP, 2nd Lien Term Loan, 3M LIBOR + 8.50%, 10.50%, 01/10/2024 (e)(k)		7,244,000	5,577,880
Drilling Info Holdings, Inc., 2nd Lien Incremental Term Loan, 1M LIBOR + 8.25%, 9.24%, 07/30/2026 (e)(f)(k)		8,077,000	7,753,920

	Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Energy: Oil & Gas (continued)
Penn Virginia Holding Corp., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 8.00%, 09/29/2022 (e)(k)	500,000	340,000
Sundance Energy, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.00%, 9.00%, 04/23/2023 (e)(k)	$1,000,000	$730,000
Traverse Midstream Partners, LLC, 1st Lien Term Loan, 1M LIBOR + 4.00%, 5.00%, 09/27/2024	1,516,148	833,882
		21,922,908
Environmental Industries 1.0%
Core & Main, LP, Initial 1st Lien Term Loan, 1M LIBOR + 2.75%, 4.33%, 08/01/2024 (e)	4,055,976	3,609,819
Restaurant Technologies, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 3.25%, 4.70%, 10/01/2025	1,681,674	1,374,769
VLS Recovery Services, LLC, 1st Lien 2nd Amendment Incremental Term Loan, 1M LIBOR + 6.00%, 7.58%, 10/17/2023 (e)(f)(k)	731,309	731,309
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 6.00%, 7.58%, 10/17/2023 (e)(f)(k)	43,802	43,802
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan B, 1M LIBOR + 6.00%, 7.58% 10/17/2023 (e)(k)	89,783	89,783
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan C, 10/17/2023 (e)(g)(k)	1,070,365	—
VLS Recovery Services, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 7.00%, 10/17/2023 (e)(g)(k)	1,000	970
VLS Recovery Services, LLC, 1st Lien Term Loan, 1M LIBOR + 6.00%, 7.58%, 10/17/2023 (e)(f)(k)	260,525	260,525
		6,110,977
Healthcare & Pharmaceuticals 19.5%
Athenahealth, Inc., 1st Lien Revolver, 02/12/2024 (e)(g)(k)	232,108	(6,963)
Athenahealth, Inc., 1st Lien Term Loan B, 3M LIBOR + 4.50%, 5.28%, 02/11/2026 (e)(f)(k)	229,380	222,499
Athenahealth, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.50%, 9.50%, 02/11/2027 (e)(f)(k)	2,187,621	2,121,992
Auris Luxembourg III SARL, Facility B-2 1st Lien Term Loan, (Luxembourg), 3M LIBOR + 3.75%, 4.74%, 02/27/2026	1,219,788	905,693
Bausch Health Companies Inc., 1st Lien Term Loan B, (Canada), 1M LIBOR + 3.00%, 3.61%, 06/02/2025	2,796,123	2,645,831
Bearcat Buyer, Inc., 1st Lien Incremental Term Loan, 3M LIBOR + 4.25%, 5.70%, 07/09/2026 (e)(f)(k)	830,584	805,666
Bearcat Buyer, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.25%, 5.70%, 07/09/2026 (e)(g)(k)	1,014,196	291,565
Bearcat Buyer, Inc., 1st Lien Revolver, 1M LIBOR + 4.25%, 4.86%, 07/09/2024 (e)(g)(k)	580,465	272,818
Bearcat Buyer, Inc., 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.70%, 07/09/2026 (e)(f)(k)	4,909,284	4,762,005
Bearcat Buyer, Inc., 2nd Lien Delayed Draw Term Loan, 3M LIBOR + 8.25%, 9.70%, 07/09/2027 (e)(g)(k)	580,465	172,689
Bearcat Buyer, Inc., 2nd Lien Incremental Term Loan, 3M LIBOR + 8.25%, 9.70%, 07/09/2027 (e)(k)	617,308	604,961
Bearcat Buyer, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.25%, 9.70%, 07/09/2027 (e)(f)(k)	2,249,302	2,204,316
Cambrex Corp., Initial 1st Lien Term Loan, 1M LIBOR + 5.00%, 6.00%, 12/04/2026 (e)	3,491,250	2,915,194
CEP V I 5 UK, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain), 02/18/2027 (e)(g)(k)	6,346,154	—
CEP V I 5 UK, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M LIBOR + 7.00%, 8.71%, 02/18/2027 (e)(f)(k)	26,653,846	26,653,846
Comprehensive EyeCare Partners, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.50%, 5.95%, 02/14/2024 (e)(g)(k)	419,707	315,731
Comprehensive EyeCare Partners, LLC, 1st Lien Revolver, 3M LIBOR + 4.50%, 5.70%, 02/14/2024 (e)(g)(k)	1,000	855
Comprehensive EyeCare Partners, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 5.95%, 02/14/2024 (e)(f)(k)	565,350	531,429
Convey Health Solutions, Inc., 1st Lien Term Loan, 6M LIBOR + 5.25%, 7.01%, 09/04/2026 (e)(f)(k)	3,143,534	3,049,228
CPI Holdco, LLC, 1st Lien Revolver, 3M LIBOR + 4.00%, 5.27%, 11/04/2024 (e)(g)(k)	3,435,381	3,091,774
CPI Holdco, LLC, 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.70%, 11/04/2026 (e)	1,193,569	1,026,469
CVP Holdco, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.75%, 7.34%, 10/31/2025 (e)(g)(k)	2,727,249	645,026
CVP Holdco, Inc., 1st Lien Revolver, 1M LIBOR + 5.75%, 6.75%, 10/31/2024 (e)(g)(k)	326,487	302,001
CVP Holdco, Inc., 1st Lien Term Loan, 3M LIBOR + 5.75%, 7.34%, 10/31/2025 (e)(f)(k)	3,784,114	3,557,067
Emerus Holdings, Inc., 1st Lien Fixed Rate Term Loan, 14.00%, 02/28/2022 (e)(k)	18,512	18,512
Envision Healthcare Corp., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 4.74%, 10/10/2025	1,583,571	799,704
Evolent Health, LLC, 1st Lien Delayed Draw Term Loan, 12/30/2024 (e)(g)(k)	3,518,192	(316,637)
Evolent Health, LLC, 1st Lien Term Loan, 3M LIBOR + 8.00%, 9.45%, 12/30/2024 (e)(k)	5,277,288	4,802,332
Floss Bidco, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain), 3M GBP LIBOR + 7.25%, 7.85%, 09/07/2026 (e)(g)(k)	£1,194,102	321,369
Floss Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.75%, 8.35%, 09/07/2026 (e)(f)(k)	805,970	1,002,506
Gentiva Health Services, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.25%, 4.25%, 07/02/2025 (e)	$2,188,081	2,045,856
Grifols Worldwide Operations USA, Inc., Tranche 1st Lien Term Loan B, 11/15/2027 (h)	55,000	51,838
Immucor, Inc., 1st Lien Term Loan B-3, 3M LIBOR + 5.00%, 6.45%, 06/15/2021	1,593,511	1,362,452

	Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Healthcare & Pharmaceuticals (continued)
Jaguar Holding Co., 1st Lien Term Loan, 08/18/2022 (h)	$250,000	$237,948
JDC Healthcare Management, LLC, 1st Lien Term Loan, 3M LIBOR + 7.75%, 8.75%,04/10/2023 (e)(f)(i)(k)	108,015	86,412
Just Childcare, Ltd., Facility 1st Lien Unitranche Term Loan, (Great Britain), 3M LIBOR + 7.00%, 7.75%, 10/16/2026 (e)(f)(k)	£861,006	1,070,963
Just Childcare, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain), 10/16/2026 (e)(g)(k)	426,945	—
Kedleston Schools, Ltd., Facility 1st Lien Term Loan B-2, (Great Britain), 3M GBP LIBOR + 8.00%, 9.00%, 05/30/2024 (e)(f)(k)	1,000,000	1,243,851
MB2 Dental Solutions, LLC, 1st Lien Revolver, PRIME + 4.00%, 7.25%, 09/29/2023 (e)(g)(k)	$1,333	1,239
MB2 Dental Solutions, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.00%, 6.96%, 09/29/2023 (e)(f)(k)	525,953	489,136
MB2 Dental Solutions, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.00%, 6.96%, 09/29/2023 (e)(k)	57,682	53,644
National Mentor Holdings, Inc., Initial 1st Lien Term Loan, 03/09/2026 (h)	2,168,689	1,930,133
National Mentor Holdings, Inc., Initial 1st Lien Term Loan C, 03/09/2026 (h)	133,897	119,168
Nelipak European Holdings Co., 1st Lien EUR Revolver, (Netherlands), 1M EURIBOR + 4.50%, 4.50%, 07/02/2024 (e)(g)(k)	€581,751	240,601
Nelipak European Holdings Co., 1st Lien Term Loan, (Netherlands), 6M EURIBOR + 4.50%, 4.50%, 07/02/2026 (e)(f)(k)	820,350	876,626
Nelipak Holding Co., 1st Lien Incremental Term Loan, 1M LIBOR + 4.25%, 5.25%, 07/02/2026 (e)(f)(k)	303,988	294,868
Nelipak Holding Co., 1st Lien Revolver, 3M LIBOR + 4.25%, 5.25%, 07/02/2024 (e)(k)	604,780	586,637
Nelipak Holding Co., 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.25%, 07/02/2026 (e)(f)(k)	2,718,689	2,637,128
Nuehealth Performance, LLC, 1st Lien Incremental Delayed Draw Term Loan, 3M LIBOR + 6.50%, 7.50%, 09/27/2023 (e)(f)(k)	$290,559	281,842
Nuehealth Performance, LLC, 1st Lien Revolver, 09/27/2023 (e)(g)(k)	1,000	(30)
Nuehealth Performance, LLC, 1st Lien Term Loan, 3M LIBOR + 6.50%, 7.50%, 09/27/2023 (e)(f)(k)	1,937,059	1,878,947
Olympia Acquisition, Inc., 1st Lien Term Loan, 1M LIBOR + 5.50%, 6.50%, 09/24/2026 (e)(f)(k)	2,533,687	2,356,329
Olympia Acquisition, Inc., 1st Lien Delayed Draw Term Loan, 09/24/2026 (e)(g)(k)	2,425,161	(169,761)
Olympia Acquisition, Inc., 1st Lien Revolver, 3M LIBOR + 5.50%, 6.50%, 09/24/2024 (e)(g)(k)	640,539	552,998
OMH-HealthEdge Holdings, LLC, 1st Lien Revolver, 10/24/2024 (e)(g)(k)	1,000	(30)
OMH-HealthEdge Holdings, LLC, 1st Lien Term Loan, 3M LIBOR + 5.50%, 6.50%, 10/24/2025 (e)(f)(k)	1,430,790	1,387,866
Ortho-Clinical Diagnostics, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.25%,4.77%, 06/30/2025	5,115,973	4,329,392
PAKNK Netherlands Treasury B.V., 1st Lien Incremental Term Loan, (Netherlands), 1M EURIBOR + 4.50%, 4.50%, 07/02/2026 (e)(f)(k)	€5,347,984	5,714,861
PetVet Care Centers, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 4.25%, 5.24%, 02/14/2025 (e)(f)(k)	$3,307,878	3,076,326
Premise Health Holding Corp., 1st Lien Delayed Draw Term Loan, 07/10/2025 (e)(g)(k)	1,103	(55)
Premise Health Holding Corp., 1st Lien Revolver, 2M LIBOR + 3.25%, 3.98%, 07/10/2023 (e)(g)(k)	1,000	905
Premise Health Holding Corp., 1st Lien Term Loan, 3M LIBOR + 3.50%, 4.95%, 07/10/2025 (e)(f)(k)	13,689	13,004
Premise Health Holding Corp., 2nd Lien Term Loan, 3M LIBOR + 7.50%, 8.95%, 07/10/2026 (e)(f)(k)	2,000,000	1,920,000
Provation Medical, Inc., 1st Lien Last Out Term Loan, 3M LIBOR + 7.00%, 8.85%, 03/08/2024 (e)(f)(k)	982,500	972,675
RegionalCare Hospital Partners Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.75%, 4.74%, 11/16/2025	5,756,654	5,314,140
RTI Surgical, Inc., 2nd Lien Term Loan, 1M LIBOR + 8.75%, 9.75%, 12/05/2023 (e)(f)(i)(k)	3,174,618	3,174,618
SCSG EA Acquisition Co., Inc., 1st Lien Revolver, 1M LIBOR + 4.00%, 5.00%, 09/01/2022 (e)(g)(k)	1,000	212
SCSG EA Acquisition Co., Inc., Initial 1st Lien Term Loan, 2M LIBOR + 3.50%, 5.24%, 09/01/2023 (e)(f)(k)	341,148	337,736
SiroMed Physician Services, Inc., 1st Lien Revolver, 03/26/2024 (e)(g)(k)	1,000	(40)
SiroMed Physician Services, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 4.75%, 6.20%, 03/26/2024 (e)(f)(k)	976,064	937,022
Teligent, Inc., 1st Lien Revolver, 3M LIBOR + 3.75%, 4.75%, 06/13/2024 (e)(g)(k)	1,100	912
Teligent, Inc., 2nd Lien Delayed Draw Term Loan A, 3M LIBOR + 8.75%, 10.20%, 06/13/2024 (e)(i)(k)	690,216	634,999
Teligent, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.75%, 9.75%, 06/13/2024 (e)(i)(k)	1,208,556	1,111,872
TerSera Therapeutics, LLC, 1st Lien Term Loan, 3M LIBOR + 5.25%, 6.70%, 03/30/2023 (e)(f)(k)	48,625	48,625
United Digestive MSO Parent, LLC, 1st Lien Delayed Draw Term Loan, 12/16/2024 (e)(g)(k)	1,022,727	—
United Digestive MSO Parent, LLC, 1st Lien Revolver, 3M LIBOR + 4.50%, 5.50%, 12/14/2023 (e)(k)	511,364	511,364
United Digestive MSO Parent, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 6.28%, 12/16/2024 (e)(f)(k)	1,447,585	1,447,585
WSHP FC Acquisition, LLC,1st Lien 1st Amendment Delayed Draw Term Loan, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(k)	1,105,556	1,094,500
WSHP FC Acquisition, LLC, 1st Lien 1st Amendment Term Loan, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(f)(k)	877,778	869,000
WSHP FC Acquisition, LLC, 1st Lien 2nd Amendment Term Loan, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(f)(k)	558,596	553,011
WSHP FC Acquisition, LLC, 1st Lien 3rd Amendment Term Loan, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(f)(k)	597,996	592,016
WSHP FC Acquisition, LLC, 1st Lien Delayed Draw Term Loan, 03/30/2024 (e)(g)(k)	350,877	(3,509)
WSHP FC Acquisition, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(f)(k)	169,675	167,978
WSHP FC Acquisition, LLC, 1st Lien Revolver, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(g)(k)	88,719	52,344
WSHP FC Acquisition, LLC, 1st Lien Term Loan, 3M LIBOR + 6.25%, 7.70%, 03/30/2024 (e)(f)(k)	812,290	804,167
		117,011,799
High Tech Industries 17.5%
Almonde, Inc., 1st Lien Term Loan, 3M LIBOR + 3.50%, 5.28%, 06/13/2024	585,234	497,449
Anaqua Parent Holdings, Inc., 1st Lien Delayed Draw Term Loan, 04/08/2026 (e)(g)(k)	1,153,846	—
Anaqua Parent Holdings, Inc., 1st Lien EUR Facility Term Note B, 3M EURIBOR + 5.50%, 5.50%, 04/10/2026 (e)(k)	€678,833	747,837
Anaqua Parent Holdings, Inc., 1st Lien Revolver, 3M LIBOR + 5.25%, 6.25%, 10/08/2025 (e)(g)(k)	$230,769	76,923

	Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
High Tech Industries (continued)
Anaqua Parent Holdings, Inc., Facility 1st Lien Term Loan B, 6M LIBOR + 5.25%, 7.08%,04/08/2026 (e)(f)(k)	$1,832,308	$1,832,308
Applied Systems, Inc., 2nd Lien Term Loan, 3M LIBOR + 7.00%, 8.45%, 09/19/2025	1,000,000	901,430
Applied Systems, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 3.25%, 4.70%, 09/19/2024	1,945,943	1,787,017
Atlanta Bidco, Ltd., EUR Facility 1st Lien Term Loan A, (Great Britain), 6M EURIBOR + 7.00%, 7.75%, 08/23/2024 (e)(f)(k)	€1,000,000	1,079,617
Cority Software Inc., 1st Lien Revolver, (Canada), 07/02/2025 (e)(g)(k)	$230,579	(6,917)
Cority Software Inc., 1st Lien Term Loan, (Canada), 3M LIBOR + 5.75%, 7.66%, 07/02/2026 (e)(f)(k)	1,759,074	1,706,302
Creation Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 5.75%, 6.75%, 08/15/2025 (e)(f)(k)	2,384,423	2,289,046
Creation Holdings, Inc., 1st Lien Delayed Draw Term Loan, 08/15/2025 (e)(g)(k)	449,326	(17,973)
Creation Holdings, Inc., 1st Lien Revolver, 1M LIBOR + 5.75%, 6.75%, 08/15/2024 (e)(g)(k)	544,813	341,416
Cvent, Inc., 1st Lien Term Loan, 1M LIBOR + 3.75%, 4.74%, 11/29/2024	2,636,175	1,862,906
Datix Bidco, Ltd., 1st Lien Term Loan B-3, (Great Britain), 6M LIBOR + 4.50%, 6.43%, 04/28/2025 (e)(f)(k)	1,384,627	1,343,088
Datix Bidco, Ltd., Additional Facility 1st Lien Term Loan, (Great Britain), 3M LIBOR + 4.50%, 6.43%, 04/28/2025 (e)(f)(k)	466,003	452,023
Datix Bidco, Ltd., Facility 1st Lien Term Loan B-1, (Great Britain), 6M LIBOR + 4.50%, 6.43%, 04/28/2025 (e)(f)(k)	1,000,000	970,000
Doxim, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.00%, 7.00%, 02/28/2024 (e)(k)	327,399	320,851
Doxim, Inc., 1st Lien Term Loan, 3M LIBOR + 6.00%, 7.94%, 02/28/2024 (e)(f)(k)	714,286	700,000
DRB Holdings, LLC, 1st Lien Revolver, 10/06/2023 (e)(g)(k)	1,000	(30)
DRB Holdings, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.75%, 7.67%, 10/06/2023 (e)(f)(k)	489,020	474,349
Elemica Parent, Inc., 1st Lien Delayed Draw Term Loan, 09/18/2025 (e)(g)(k)	561,538	(16,846)
Elemica Parent, Inc., 1st Lien Revolver, 3M LIBOR + 5.50%, 6.73%, 09/18/2025 (e)(g)(k)	478,712	336,296
Elemica Parent, Inc., 1st Lien Term Loan, 3M LIBOR + 5.50%, 6.39%, 09/18/2025 (e)(k)	2,886,773	2,800,170
Ellie Mae, Inc., 1st Lien Term Loan, 3M LIBOR + 3.75%, 5.20%, 04/17/2026	1,257,315	1,095,435
eResearch Technology, Inc., 2nd Lien Delayed Draw Term Loan, 02/04/2028 (e)(g)(k)	1,343,232	(53,729)
eResearch Technology, Inc., Initial 2nd Lien Term Loan, 2M LIBOR + 8.00%, 9.45%, 02/04/2028 (e)(f)(k)	5,305,768	5,093,537
Frontline Technologies Intermediate Holdings, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 5.75%, 6.75%, 09/18/2023 (e)(k)	56,864	56,295
Frontline Technologies Intermediate Holdings, LLC, 1st Lien Term Loan, 1M LIBOR + 5.75%, 6.75%, 09/18/2023 (e)(f)(k)	462,303	457,680
GlobalFoundries, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 4.75%, 6.25%, 06/05/2026 (e)	1,994,975	1,695,729
GraphPAD Software, LLC, 1st Lien Revolver, 12/21/2023 (e)(g)(k)	1,000	—
GraphPAD Software, LLC, 1st Lien Term Loan, 3M LIBOR + 6.00%, 7.45%, 12/21/2023 (e)(f)(k)	1,594,933	1,594,933
Greeneden U.S. Holdings I, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.25%, 4.24%, 12/01/2023	786,474	731,421
Huskies Parent, Inc., 1st Lien Closing Date Term Loan, 3M LIBOR + 4.00%, 5.78, 07/31/2026 (e)	2,735,745	2,380,098
Idera, Inc., Initial 1st Lien Term Loan, 6M LIBOR + 4.00%, 5.08%, 06/28/2024	2,585,127	2,216,746
Infoblox, Inc., 1st Lien Term Loan, 11/07/2023 (h)	2,355,178	2,037,229
Informatica, LLC, 1st Lien Term Loan, 1M LIBOR + 3.25%, 4.24%, 02/25/2027	971,910	837,466
Informatica, LLC, Initial 2nd Lien Term Loan, 7.13%, 02/25/2025 (e)	1,411,898	1,242,470
Invoice Cloud, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.50%, 7.95%, 02/11/2024 (e)(g)(k)	1,191,489	755,745
Invoice Cloud, Inc., 1st Lien Revolver, 02/11/2024 (e)(g)(k)	255,319	(7,659)
Invoice Cloud, Inc., 1st Lien Term Loan, 3M LIBOR + 6.50%, 8.21%, 02/11/2024 (e)(i)(k)	2,638,841	2,559,675
IQS, Inc., 1st Lien Incremental Term Loan, 3M LIBOR + 5.75%, 7.56%, 07/02/2026 (e)(f)(k)	1,107,565	1,074,338
IQS, Inc., 1st Lien Incremental Term Loan, 3M LIBOR + 5.75%, 7.66%, 07/02/2026 (e)(f)(k)	547,267	530,849
Ishtar Bidco Norway AS, Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.25%, 8.00%, 11/26/2025 (e)(f)(k)	£1,000,000	1,243,851
MH Sub I, LLC, Initial 1st Lien Term Loan, 6M LIBOR + 3.75%, 4.82%, 09/13/2024	$4,556,331	3,831,874
Micromeritics Instrument Corp., 1st Lien Revolver, 3M LIBOR + 5.00%, 6.07%, 12/18/2025 (e)(g)(k)	331,039	303,452
Micrometrics Instrument Corp., 1st Lien Term Loan, 3M LIBOR + 5.00%, 6.07%, 12/18/2025 (e)(f)(k)	2,632,466	2,500,843
Mitchell International, Inc., Initial 1st Lien Term Loan, 11/29/2024 (h)	4,585,556	3,790,741
MRI Software, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.50%, 5.50%, 02/10/2026 (e)(g)(k)	1,007,317	(40,293)
MRI Software, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 6.57%, 02/10/2026 (e)(g)(k)	507,673	233,530
MRI Software, LLC, Tranche 1st Lien Term Loan B, 3M LIBOR + 5.50%, 6.57%, 02/10/2026 (e)(f)(k)	5,537,005	5,315,524
MRI Software, LLC, Tranche 1st Lien Term Loan B, 3M LIBOR + 5.50%, 6.57%, 02/10/2026 (e)(k)	256,425	246,168
Oakley Ekomid, Ltd., CAR Facility 1st Lien Term Loan, (Great Britain), 06/23/2025 (e)(g)(k)	€750,000	—
Oakley Ekomid, Ltd., Unitranche Facility 1st Lien Term Loan, (Great Britain), 6M EURIBOR + 6.25%, 6.50%, 06/23/2025 (e)(k)	750,000	826,238
PDI TA Holdings, Inc., 1st Lien Revolver, 3M LIBOR + 4.50%, 5.50%, 10/24/2024 (e)(k)	$205,023	196,822
PDI TA Holdings, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.50%, 9.50%, 10/24/2025 (e)(k)	1,106,612	1,051,281

		Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
High Tech Industries (continued)
PDI TA Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 4.50%, 5.55%, 10/24/2024 (e)(f)(k)		$2,407,765	$2,311,455
Perforce Software, Inc., 1st Lien Term Loan, 07/01/2026 (h)		1,465,296	1,221,075
Project Boost Purchaser, LLC, 1st Lien Term Loan, 1M LIBOR + 3.50%, 4.49%, 06/01/2026		4,324,471	3,560,466
QF Holdings, Inc., 1st Lien Delayed Draw Term Loan, 09/19/2024 (e)(g)(k)		262,533	(7,877)
QF Holdings, Inc., 1st Lien Revolver, 3M LIBOR + 7.00%, 8.20%, 09/19/2024 (e)(g)(k)		1,000	637
QF Holdings, Inc., 1st Lien Term Loan, 3M LIBOR + 7.00%, 8.00%, 09/19/2024 (e)(k)		1,312,663	1,273,283
Raptor Technologies, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.00%, 7.45%, 12/17/2024 (e)(g)(k)		1,029,174	605,425
Raptor Technologies, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 7.00%, 12/17/2023 (e)(k)		1,000	1,000
Raptor Technologies, LLC, 1st Lien Term Loan, 3M LIBOR + 6.00%, 7.54%, 12/17/2024 (e)(f)(k)		1,940,301	1,843,286
Sophia, LP, 1st Lien Term Loan B, 09/30/2022 (h)		495,000	469,012
SpareFoot, LLC, 1st Lien Bader Incremental Term Loan, 3M LIBOR + 4.25%, 5.32%, 04/13/2024 (e)(f)(k)		97,395	96,421
SpareFoot, LLC, 1st Lien SBOA Incremental Term Loan, 3M LIBOR + 4.25%, 5.32%, 04/13/2024 (e)(f)(k)		101,127	100,115
SpareFoot, LLC, 2nd Lien Term Loan, 3M LIBOR + 8.25%, 9.32%, 04/13/2025 (e)(f)(k)		285,429	282,574
SpareFoot, LLC, 1st Lien Incremental Term Loan, 6M LIBOR + 4.25%, 5.32%, 04/13/2024 (e)(f)(k)		133,885	132,546
SpareFoot, LLC, 1st Lien Incremental Term Loan, 3M LIBOR + 4.25%, 5.32%, 04/13/2024 (e)(k)		74,300	73,557
SpareFoot, LLC, 1st Lien Revolver, 6M LIBOR + 4.25%, 5.32%, 04/13/2023 (e)(g)(k)		1,000	819
SpareFoot, LLC, 1st Lien StorSmart Incremental Term Loan, 3M LIBOR + 4.25%, 5.32%, 04/13/2024 (e)(f)(k)		194,790	192,842
SpareFoot, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.32%, 04/13/2024 (e)(f)(k)		702,868	695,839
SpareFoot, LLC, 2nd Lien Bader Incremental Term Loan, 3M LIBOR + 8.25%, 10.31%, 04/13/2025 (e)(f)(k)		59,527	58,932
SpareFoot, LLC, 2nd Lien Incremental Term Loan, 3M LIBOR + 8.25%, 9.32%, 04/13/2025 (e)(f)(k)		195,750	193,792
SpareFoot, LLC, 2nd Lien StorSmart Incremental Term Loan, 3M LIBOR + 8.25%, 10.31%, 04/13/2025 (e)(f)(k)		119,054	117,864
Sunk Rock Foundry Partners, LP, 1st Lien Term Loan A-1, 3M LIBOR + 4.75%, 5.83%, 10/31/2023 (e)(f)(k)		226,608	215,278
Surf Holdings, LLC, 2nd Lien Term Loan, 3M LIBOR + 8.00%, 9.00%, 03/06/2028 (e)(f)(k)		6,649,000	6,649,000
TGG TS Acquisition Co., 1st Lien Term Loan B, 1M LIBOR + 6.50%, 7.42%, 12/14/2025 (e)		197,156	159,696
TIBCO Software, Inc., 1st Lien Term Loan B-3, 1M LIBOR + 3.75%, 4.74%, 06/30/2026 (e)		4,325,668	4,066,128
TIBCO Software, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.25%, 8.24%, 03/03/2028 (e)		1,209,817	1,125,130
TimeClock Plus, LLC, 1st Lien Term Loan, 2M LIBOR + 5.25%, 6.71%, 08/28/2026 (e)(f)(k)		2,364,930	2,341,281
TimeClock Plus, LLC, 1st Lien Delayed Draw Term Loan, 08/28/2026 (e)(g)(k)		495,170	(4,952)
TimeClock Plus, LLC, 1st Lien Revolver, 2M LIBOR + 5.25%, 6.51%, 08/29/2025 (e)(k)		458,311	453,728
Ultimate Software Group, Inc. (The), 1st Lien Revolver, 1M LIBOR + 3.50%, 4.45%, 05/03/2024 (e)(g)(k)		1,000	861
Ultimate Software Group, Inc. (The), 2nd Lien Term Loan, 1M LIBOR + 8.00%, 8.99%, 05/03/2027 (e)(f)(k)		3,000,000	2,910,000
Visolit Finco A/S, 1st Lien Committed Accordion Term Loan, (Norway), 1.75%, 07/02/2026 (e)(g)(k)	NOK	11,180,680	—
Visolit Finco A/S, NOK Facility 1st Lien Term Loan B-1, (Norway), 6M NIBOR + 6.00%, 7.86%, 07/02/2026 (e)(i)(k)		33,795,887	3,246,311
Visual Edge Technology, Inc., 1st Lien Delayed Draw Term Loan, 1M LIBOR + 7.00%, 8.61%, 08/31/2022 (e)(f)(i)(k)		$1,971,519	1,872,943
Visual Edge Technology, Inc., 1st Lien Term Loan, 3M LIBOR + 7.00%, 8.61%, 08/31/2022 (e)(f)(i)(k)		160,696	152,661
WebPT, Inc., 1st Lien Delayed Draw Term Loan, 08/28/2024 (e)(g)(k)		255,205	(7,656)
WebPT, Inc., 1st Lien Revolver, 3M LIBOR + 6.75%, 7.95%, 08/28/2024 (e)(k)		216,015	209,535
WebPT, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 6.75%, 8.36%, 08/28/2024 (e)(k)		2,041,641	1,980,392
Wildcat Buyerco, Inc., 1st Lien Delayed Draw Term Loan, 02/27/2026 (e)(g)(k)		1,080,793	(43,232)
Wildcat Buyerco, Inc., 1st Lien Revolver, 02/27/2026 (e)(g)(k)		255,015	(10,201)
Wildcat Buyerco, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.14%, 02/27/2026 (e)(f)(k)		2,063,332	1,980,799
			104,796,316
Hotel, Gaming & Leisure 4.2%
Aimbridge Acquisition Co., Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.50%, 9.08%, 02/01/2027 (e)(f)(k)		4,788,079	4,309,271
Caesars Resort Collection, LLC, 1st Lien Term Loan B, 1M LIBOR + 2.75%, 3.74%, 12/23/2024		2,817,195	2,265,024
Canopy Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.25%, 7.92%, 12/18/2024 (e)(f)(k)		£500,000	621,925
Canopy Bidco, Ltd., Senior Capex Facility 1st Lien Term Loan, (Great Britain), 3M GBP LIBOR + 7.25%, 7.92%, 12/18/2024 (e)(f)(g)(k)		500,000	160,513
Concert Golf Partners Holdco, LLC, 1st Lien Delayed Draw Term Loan, 2M LIBOR + 4.50%, 6.26%, 08/20/2025 (e)(g)(k)		$573,782	126,232
Concert Golf Partners Holdco, LLC, 1st Lien Revolver, 3M LIBOR + 4.50%, 5.95%, 08/20/2025 (e)(g)(k)		764,512	183,483
Concert Golf Partners Holdco, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 5.95%, 08/20/2025 (e)(f)(k)		3,425,481	3,322,717
Equinox Holdings, Inc., 1st Lien Term Loan B-1, 6M LIBOR + 3.00%, 4.07%, 03/08/2024		2,619,637	1,900,887
Equinox Holdings, Inc., Initial 2nd Lien Term Loan, 6M LIBOR + 7.00%,8.07%, 09/06/2024 (h)		3,736,111	2,559,236
EuroParcs (Top) Holding B.V., Acquisition Facility 1st Lien Term Loan, (Netherlands), 3M EURIBOR + 6.50%, 6.50%, 07/03/2026 (e)(k)		€312,500	344,266
EuroParcs (Top) Holding B.V., EUR Facility 1st Lien Term Loan B, (Netherlands), 3M EURIBOR+ 6.50%, 6.50%, 07/03/2026 (e)(k)		2,187,500	2,409,860
Golden Nugget, Inc., Initial 1st Lien Term Loan B, 3M LIBOR + 2.50%, 3.49%, 10/04/2023		$3,688,082	2,858,264
Life Time Fitness, Inc., 1st Lien Refinancing Term Loan B, 2M LIBOR + 2.75%, 4.36%, 06/10/2022		487,500	357,703

	Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Hotel, Gaming & Leisure (continued)
Scientific Games International, Inc., 1st Lien Term Loan B-5, 1M LIBOR + 2.75%, 4.37%, 08/14/2024	$1,003,748	$806,341
UFC Holdings, LLC, 1st Lien Term Loan, 1M LIBOR + 3.25%, 4.25%, 04/29/2026	3,700,150	3,219,131
		25,444,853
Media: Advertising, Printing & Publishing 1.0%
Merrill Communications, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 5.00%, 6.91%, 10/05/2026 (e)	1,492,500	1,313,400
Red Ventures, LLC, 1st Lien Term Loan B-2, 1M LIBOR + 2.50%, 3.49%, 11/08/2024	3,989,873	3,298,309
Terrier Media Buyer, Inc., 1st Lien Term Loan B, 3M LIBOR + 4.25%, 5.70%, 12/17/2026	1,671,070	1,474,719
		6,086,428
Media: Broadcasting & Subscription 2.6%
Charter Communications Operating, LLC, 1st Lien Term Loan B-2, 1M LIBOR + 1.75%, 2.74%, 02/01/2027	1,000,000	955,830
Commify, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 6M LIBOR + 7.50%, 7.75%, 09/14/2026 (e)(f)(k)	€2,739,130	3,017,564
Commify, Ltd., 1st Lien Acquisition Term Loan, (Great Britain), 09/14/2026 (e)(g)(k)	760,870	—
Diamond Sports Group, LLC, 1st Lien Term Loan, 1M LIBOR + 3.25%, 4.18%, 08/24/2026 (e)	$1,230,556	947,528
iHeartCommunications, Inc., 1st Lien Term Loan, 1M LIBOR + 3.00%, 3.99%, 05/01/2026	3,990,000	3,341,625
Nexstar Broadcasting, Inc., 1st Lien Term Loan B-4, 1M LIBOR + 2.75%, 4.33%, 09/18/2026	1,369,833	1,269,835
Production Resource Group, LLC, 1st Lien Term Loan, 3M LIBOR + 7.00%, 8.20%, 08/21/2024 (e)(f)(j)(k)	2,000,000	1,400,000
Sinclair Television Group, Inc., Tranche 1st Lien Term Loan B-2, 1M LIBOR + 2.50%, 3.21%, 09/30/2026	1,221,358	1,148,077
Telesat Canada, 1st Lien Term Loan B-5, (Canada), 1M LIBOR + 2.75%, 3.74%, 12/07/2026	3,578,553	3,399,625
Virgin Media Bristol, LLC, Facility 1st Lien Term Loan, 1M LIBOR + 2.50%,3.20%, 01/31/2028 (h)	463,604	438,106
		15,918,190
Media: Diversified & Production 0.8%
Cast and Crew Payroll, LLC, 1st Lien Incremental Term Loan B, 02/09/2026 (e)(h)	480,000	369,600
Cast and Crew Payroll, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.75%,4.74%, 02/09/2026	4,352,176	3,394,698
Sapphire Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 6.00%, 7.00%, 03/15/2023 (e)(f)(k)	£833,333	1,036,542
		4,800,840
Retail 0.9%
Bass Pro Group, LLC, 1st Lien Term Loan B, 1M LIBOR + 5.00%, 6.07% 09/25/2024 (h)	$1,248,082	1,042,148
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 4, 3M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(k)	42,701	40,139
FWR Holding Corp., 1st Lien 2nd Amendment Delayed Draw Term Loan, 1M LIBOR + 5.50%, 6.50%, 08/21/2023 (e)(g)(k)	114,125	106,137
FWR Holding Corp., 1st Lien New Delayed Draw Term Loan, 1M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(k)	32,106	30,180
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 1, 3M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(f)(k)	385	362
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 2, 3M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(k)	606	570
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 3, 3M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(k)	31,945	30,029
FWR Holding Corp., Initial 1st Lien Revolver, 1M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(g)(k)	1,000	615
FWR Holding Corp., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 6.77%, 08/21/2023 (e)(f)(k)	341,250	320,775
Mister Car Wash Holdings, Inc., 1st Lien Delayed Draw Term Loan 1M LIBOR + 3.25%, 3.86% 05/14/2026 (g)(h)	106,721	87,455
Mister Car Wash Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 3.86% 05/14/2026 (h)	4,315,174	3,541,506
Staples, Inc., 1st Lien Term Loan, 04/16/2026 (h)	3,479	2,731
		5,202,647
Services: Business 10.5%
Alpha Luxco 2 SARL, Facility 1st Lien Term Loan B, (Luxembourg), 3M EURIBOR + 5.00%, 5.50%, 01/09/2025 (e)(f)(k)	€1,000,000	1,101,650
AMCP Clean Intermediate, LLC, 1st Lien 2nd Incremental Term Loan, 3M LIBOR + 5.50%, 7.24%, 10/01/2024 (e)(f)(k)	$180,621	175,203
AMCP Clean Intermediate, LLC, 1st Lien 3rd Incremental Term Loan, 3M LIBOR + 5.50%,, 7.32%, 10/01/2024 (e)(f)(k)	135,389	131,327
AMCP Clean Intermediate, LLC, 1st Lien Incremental Term Loan, 3M LIBOR + 5.50%, 6.57%, 10/01/2024 (e)(k)	451,089	437,556
AMCP Clean Intermediate, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 6.50%, 10/01/2024 (e)(g)(k)	1,100	548

		Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Services: Business (continued)
AMCP Clean Intermediate, LLC, 1st Lien Term Loan, 1M LIBOR + 5.50%, 6.57%, 10/01/2024 (e)(f)(k)		$1,969,127	$1,910,054
AVSC Holding Corp., 1st Lien Incremental Term Loan, 3M LIBOR + 4.50%, 6.20%, 10/15/2026 (e)		3,500,000	2,100,000
AVSC Holding Corp., 1st Lien Term Loan, 3M LIBOR + 3.25%, 4.95%, 03/03/2025		2,599,429	1,624,643
Capnor Connery Bidco APS, EUR Facility 1st Lien Term Loan B, (Denmark), 3M EURIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(k)	€$	2,954,439	$3,254,759
Capnor Connery Bidco APS, Facility 1st Lien Term Loan B, (Denmark), 3M CIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(k)	DKK	12,809,677	1,890,504
Capnor Connery Bidco APS, Facility 1st Lien Term Loan D, (Denmark), 3M EURIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(g)(k)		45,967,742	598,171
Capnor Connery Bidco APS, NOK Facility 1st Lien Term Loan B, (Denmark), 3M NIBOR + 7.63%, 9.43%, 04/30/2026 (e)(f)(k)	NOK	2,551,246	245,064
Capnor Connery Bidco APS, SEK Facility 1st Lien Term Loan B, (Denmark), 1M STIBOR + 7.63%, 7.82%, 04/30/2026 (e)(f)(k)	SEK	4,209,615	424,108
Conscia Nederland B.V., Facility 1st Lien Term Loan B, (Denmark), 1M NIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(k)	DKK	9,254,839	1,365,867
Dun & Bradstreet Corp., Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 4.96%, 02/06/2026 (h)	5,830,349		5,225,451
IQVIA, Inc., 1st Lien Term Loan B-2, 1M LIBOR + 1.75%, 2.74% 01/17/2025		$294,884	265,888
IRI Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 4.50%, 6.11%,12/01/2025 (e)(f)(k)		1,509,048	1,418,505
IRI Holdings, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 8.00%, 9.61%, 11/30/2026 (e)(f)(k)		1,471,850	1,368,820
Kellermeyer Bergensons Services, LLC, 1st Lien Delayed Draw Term Loan, 11/07/2026 (e)(g)(k)		540,079	(21,604)
Kellermeyer Bergensons Services, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.50%, 8.33%,11/07/2026 (e)(k)		395,067	379,265
Kellermeyer Bergensons Services, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 6.50%, 8.24%, 11/07/2026 (e)(f)(k)		1,800,262	1,728,251
Lavatio Midco SARL, Acqusition Facility 1st Lien Term Loan, (Luxembourg), 6M EURIBOR + 7.00%, 7.25%, 11/30/2026 (e)(g)(k)	€973,913		665,972
Lavatio Midco SARL, Facility 1st Lien Term Loan B, (Luxembourg), 6M EURIBOR + 7.00%, 7.25%, 11/30/2026 (e)(f)(k)		782,609	862,161
Lineage Logistics, LLC, 1st Lien Term Loan, 6M LIBOR + 3.00%, 4.00%, 02/27/2025	$3,509,085		3,324,858
MPLC Debtco Ltd., GBP Tranche Facility 1st Lien Term Loan B, (Great Britain), 6M GBP LIBOR + 7.25%, 8.05%, 01/07/2027 (e)(f)(k)	£1,051,604		1,308,038
MPLC Debtco Ltd., Tranche Facility 1st Lien Term Loan B, (Great Britain), 6M LIBOR + 7.25%, 9.12%, 01/07/2027 (e)(f)(k)	$2,100,000		2,100,000
P27 Bidco, Ltd., Capex Facility 1st Lien Term Loan, (Great Britain), 6M GBP LIBOR + 6.75%, 7.50%, 07/31/2026 (e)(g)(k)	£325,380		68,803
P27 Bidco, Ltd., Facility 1st Lien Term Loan B-1, (Great Britain), 6M GBP LIBOR + 6.75%, 7.57%, 07/31/2026 (e)(k)		1,705,510	2,057,758
P27 Bidco, Ltd., Facility 1st Lien Term Loan B-2, (Great Britain), 6M LIBOR + 6.75%, 8.53%, 07/31/2026 (e)(k)		$609,527	591,241
Packers Holdings, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 4.25%, 12/04/2024		2,346,082	1,964,844
Petroleum Service Group, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.25%, 6.45%, 07/23/2025 (e)(g)(k)		1,314,230	55,855
Petroleum Service Group, LLC, 1st Lien Revolver, 3M LIBOR + 5.25%, 6.48%, 07/23/2025 (e)(g)(k)		2,105,660	1,917,156
Petroleum Service Group, LLC, 1st Lien Term Loan, 3M LIBOR + 5.25%, 7.06%, 07/23/2025 (e)(f)(k)		5,768,157	5,537,431
Project Accelerate Parent, LLC, 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.25%,, 01/02/2025 (e)		3,749,424	2,812,068
Project Farm Bidco 2016, Ltd., Acquisition Capex Facility 1st Lien Term Loan, (Great Britain), 3M LIBOR + 6.25%, 7.32%, 06/26/2026 (e)(k)		93,750	93,750
Project Farm Bidco 2016, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 1M LIBOR + 6.25%, 7.32%, 06/26/2026 (e)(k)		1,406,250	1,406,250
Puerto Rico Waste Investment, LLC, 1st Lien Term Loan, (Puerto Rico), 1M LIBOR + 7.00%, 8.50%, 09/20/2024 (e)(f)(k)		1,671,348	1,604,494
Puerto Rico Waste Investment, LLC, 1st Lien Revolver, (Puerto Rico), 09/20/2024 (e)(g)(k)		157,737	(6,309)
Revint Intermediate II, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.50%, 5.95%, 12/13/2023 (e)(f)(k)		2,070,449	2,008,335
Revint Intermediate II, LLC, 1st Lien Incremental Term Loan, 3M LIBOR + 5.25%, 6.70%, 12/12/2023 (e)(f)(k)		1,246,642	1,209,243
Revint Intermediate II, LLC, 1st Lien Revolver, 3M LIBOR + 4.50%, 5.95%, 12/13/2023 (e)(g)(k)		1,000	866
Revint Intermediate II, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 5.95%, 12/13/2023 (e)(f)(k)		390,609	378,891
RSK Group, Ltd., Acquisition 1st Lien Term Loan, (Great Britain), 10/27/2025 (e)(g)(h)(k)	£250,000		—
RSK Group, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain), 3M GBP LIBOR + 7.00%, 7.50%, 10/27/2025 (e)(f)(g)(i)(k)		505,404	614,512
RSK Group, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M LIBOR + 7.00%, 7.50%, 10/27/2025 (e)(f)(i)(k)		513,564	638,797
Saldon Holdings, Inc., 1st Lien 1st Amendment Term Loan, 1M LIBOR + 5.65%, 6.65%, 03/13/2025 (e)(f)(k)		$580,799	551,759
Saldon Holdings, Inc., 1st Lien Revolver, 1M LIBOR + 5.65%, 6.65%, 03/13/2024 (e)(k)		380,952	361,905
Saldon Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 5.65%, 6.65%, 03/13/2025 (e)(f)(k)		3,591,905	3,412,310
Travelport Finance Lux SARL, 1st Lien Initial Term Loan, (Luxembourg), 3M LIBOR + 5.00%, 6.07%, 05/29/2026		2,992,481	1,916,684
			63,081,702
Services: Consumer 1.7%
Centric Brands, Inc., 1st Lien Revolver, 1M LIBOR + 5.50%, 7.78%, 04/29/2023 (e)(g)(k)		1,333	800

		Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Services: Consumer (continued)
Centric Brands, Inc., 1st Lien Term Loan, 3M LIBOR + 6.00%, 7.75%, 10/30/2023 (e)(f)(k)		$1,939,030	$1,745,127
Goldcup 16786 AB, Unitranche Facility 1st Lien Term Loan, (Sweden), 3M STIBOR + 7.00%, 7.50%, 06/02/2025 (e)(f)(k)	SEK	10,000,000	947,027
LegalZoom.com, Inc., 1st Lien Term Loan, 1M LIBOR + 4.50%, 5.49%, 11/21/2024		453,225	390,906
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 4.75%, 5.75%,10/31/2024 (e)(k)		$665,283	638,672
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Revolver, 1M LIBOR + 4.75%, 5.75%, 10/31/2024 (e)(g)(k)		333,333	200,000
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Term Loan, 1M LIBOR + 4.75%, 5.75%, 10/31/2024 (e)(f)(k)		1,975,000	1,896,000
Spectra Finance, LLC, Initial 1st Lien Revolver, 1M LIBOR + 4.00%, 5.00%, 04/03/2023 (e)(g)(k)		1,000	902
Spectra Finance, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.70%, 04/02/2024 (e)(f)(k)		981,518	912,811
Sunshine Sub, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 4.75%, 5.75%, 05/27/2024 (e)(k)		414,123	385,135
Sunshine Sub, LLC, 1st Lien Revolver, 1M LIBOR + 4.75%, 5.75%, 05/27/2024 (e)(k)		144,269	134,171
Sunshine Sub, LLC, 1st Lien Term Loan, 1M LIBOR + 4.75%, 5.75%, 05/27/2024 (e)(f)(k)		705,034	655,681
United PF Holdings, LLC, Initial 1st Lien Delayed Draw Term Loan, 12/30/2026 (g)		440,678	(123,390)
United PF Holdings, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.00%, 5.45%, 12/30/2026		3,559,322	2,562,712
			10,346,554
Telecommunications 3.3%
CB-SDG, Ltd., GBP Acquisition Facility 1st Lien Term Loan, (Great Britain), 04/03/2026 (e)(f)(g)(k)		£317,460	(19,744)
CB-SDG, Ltd., GBP Facility 1st Lien Term Loan B-1, (Great Britain), 3M GBP LIBOR + 7.13%, 7.92%, 04/03/2026 (e)(f)(i)(k)		2,354,763	2,782,524
CB-SDG, Ltd., GBP Facility 1st Lien Term Loan B-2, (Great Britain), 3M GBP LIBOR + 7.13%, 7.92%, 04/03/2026 (e)(f)(i)(k)		370,955	438,342
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.50%, 4.49%, 08/21/2026		$3,493,434	3,117,890
Coral-US Co-Borrower, LLC, 1st Lien Term Loan B-5, 1M LIBOR + 2.25%, 3.24%, 01/31/2028		1,460,000	1,359,625
Frontier Communications Corp., 1st Lien Term Loan B-1, 3M LIBOR + 3.75%, 5.35%, 06/15/2024		49,152	46,502
Glide Holdings, Ltd. (fka Cablecom Networking Holdings, Ltd.), 1st Lien Capex Facility Term Loan, (Great Britain), 6M GBP LIBOR + 7.00%, 7.83%, 12/14/2023 (e)(f)(k)		£438,596	545,548
Glide Holdings, Ltd. (fka Cablecom Networking Holdings, Ltd.), Facility 1st Lien Term Loan A-2, (Great Britain), 6M GBP LIBOR + 5.00%, 5.73%, 12/14/2023 (e)(f)(k)		561,404	698,303
Glide Holdings, Ltd. (fka Cablecom Networking Holdings, Ltd.), GBP Accordian Facility 1st Lien Term Loan, (Great Britain), 6M GBP LIBOR + 7.00%, 7.87%, 12/14/2023 (e)(g)(k)		146,199	118,202
Iridium Satellite, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 4.75%, 11/04/2026		$1,716,275	1,613,299
Sprint Communications, Inc., 1st Lien Incremental Term Loan, 1M LIBOR + 3.00%, 4.00%, 02/02/2024		4,532,454	4,498,461
Sprint Communications, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 2.50%, 3.50%, 02/02/2024 (e)		1,645,916	1,633,572
Zayo Group Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.00%, 3.99%, 03/09/2027		2,328,431	2,188,725
			19,021,249
Transportation: Cargo 0.3%
Genesee & Wyoming, Inc., Initial 1st Lien Term Loan, 12/30/2026 (h)		231,622	220,766
Neovia Logistics, LP, Initial 1st Lien Term Loan, 1M LIBOR + 6.50%, 7.30%, 05/08/2024 (e)(k)		689,000	644,930
Neovia Logistics, LP, Initial 2nd Lien Term Loan, 1M LIBOR + 10.25%, 10.87%, 11/08/2024 (e)(i)(k)		1,234,213	1,129,829
			1,995,525
Transportation: Consumer 0.2%
APG Intermediate Holdings Corporation, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.25%, 6.75%, 01/03/2025 (e)(g)(k)		804,480	16,090
APG Intermediate Holdings Corporation, 1st Lien Revolver, 3M LIBOR + 5.25%, 6.75%, 01/03/2025 (e)(g)(k)		1,000	256
APG Intermediate Holdings Corporation, Initial 1st Lien Term Loan, 3M LIBOR + 5.25%, 6.75%, 01/03/2025 (e)(k)		1,017,667	987,137
			1,003,483

	Principal Amount	Value (a)
Senior Loans(b)(c)(d) (continued)
Utilities: Electric 1.0%
Brookfield WEC Holdings, Inc., Facility 1st Lien Term Loan, 1M LIBOR + 3.00%, 3.99%, 08/01/2025	$6,396,213	$6,012,440

Utilities: Water 0.3%
Storm U.S. Holdco, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.25%, 6.70%, 05/05/2023 (e)(f)(k)	45,670	45,670
TWH Infrastructure Industries, Inc., 1st Lien Revolver, PRIME + 4.50%, 7.75%, 04/09/2025 (e)(k)	463,581	449,673
TWH Infrastructure Industries, Inc., 1st Lien Term Loan, 3M LIBOR + 5.50%, 6.95%, 04/09/2025 (e)(f)(k)	1,362,194	1,321,329
		1,816,672
Wholesale 0.7%
Pet IQ, LLC, 1st Lien Term Loan, 1M LIBOR + 4.50%, 5.50%, 07/08/2025 (e)(f)(k)	4,310,457	4,181,143
Total Senior Loans (Cost: $643,427,649)		596,453,047

Subordinated Loans 1.4% (b)(c)(d)(e)
Banking, Finance, Insurance & Real Estate 1.2%
AffiniPay Intermediate Holdings, LLC, Subordinated Term Loan, 12.75%, 02/28/2028 (k)	2,423,783	2,302,594
Global Merchant Financial Group Corp., Subordinated Delayed Draw Term Loan, (Canada), 1M LIBOR + 8.50%, 10.11%, 01/31/2025 (g)(k)	3,379,572	2,223,758
Global Merchant Financial Group Corp., Subordinated Term Loan, (Canada), 1M LIBOR + 8.50%, 10.08%, 01/31/2025 (k)	2,872,637	2,786,458
Preservation Capital I LLP, 2nd Lien Term Loan, (Guernsey), 1M LIBOR + 11.00%, 11.80%, 02/23/2026 (k)	£163,246	203,054
		7,515,864
Healthcare & Pharmaceuticals 0.2%
Air Medical Group Holdings, Inc., Initial Unsecured Term Loan, 3M LIBOR + 7.88%, 9.49%, 03/13/2026 (f)(k)	1,000,000	970,000

High Tech Industries 0.0%
Visual Edge Technology, Inc., 1st Lien Term Loan, 15.00%, 09/03/2024 (i)(k)	$176,840	166,230
Total Subordinated Loans (Cost: $8,816,153)		8,652,094

Corporate Bonds 2.9%
Banking, Finance, Insurance & Real Estate 0.0%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A, (Canada), 4.88%, 02/15/2030 (d)	125,000	94,963

Beverage, Food & Tobacco 0.2%
IRB Holding Corp., 144A, 6.75%, 02/15/2026 (d)	1,487,000	1,189,600
Post Holdings, Inc., 144A, 4.63%, 04/15/2030 (d)	125,000	119,688
		1,309,288
Chemicals, Plastics & Rubber 0.5%
Kraton Polymers, LLC, 144A, 7.00%, 04/15/2025 (d)	14,000	12,390
Trident TPI Holdings, Inc., 144A, 9.25%, 08/01/2024 (d)	3,541,000	2,939,030
		2,951,420
Construction & Building 0.4%
The Hillman Group, Inc., 144A, 6.38%, 07/15/2022 (d)	2,829,000	2,196,011
Tutor Perini Corp., 144A, 6.88%, 05/01/2025 (d)	414,000	343,620
		2,539,631
Energy: Oil & Gas 0.4%
Exterran Energy Solutions, LP, 8.13%, 05/01/2025	2,229,000	1,471,140
Extraction Oil & Gas, Inc., 144A, 7.38%, 05/15/2024 (d)	1,473,000	261,457
Great Western Petroleum, LLC, 144A, 9.00%, 09/30/2021 (d)	490,000	313,600
Summit Midstream Holdings, LLC, 5.75%, 04/15/2025	1,033,000	113,630
Vine Oil and Gas, LP, 144A, 9.75%, 04/15/2023 (d)	232,000	54,810
		2,214,637
Healthcare & Pharmaceuticals 0.8%
Immucor, Inc., 144A, 11.13%, 02/15/2022 (d)	5,500,000	4,950,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Healthcare & Pharmaceuticals (continued)
LifePoint Health, Inc., 144A, 4.38%, 02/15/2027 (d)	$125,000	$117,750
		5,067,750
Media: Broadcasting & Subscription 0.5%
Cumulus Media New Holdings, Inc., 144A, 6.75%, 07/01/2026 (d)	144,000	128,880
Townsquare Media, Inc., 144A, 6.50%, 04/01/2023 (d)	3,083,000	2,959,680
		3,088,560
Retail 0.1%
PetSmart, Inc., 144A, 7.13%, 03/15/2023 (d)	296,000	275,650

Utilities: Electric 0.0%
NextEra Energy Partners, LP, 144A, 1.50%, 09/15/2020 (d)	96,000	94,888
Total Corporate Bonds (Cost: $22,279,322)		17,636,787

Collateralized Loan Obligations 18.4% (d)(e)(l)
Collateralized Loan Obligations - Debt 8.6% (c)
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 5.80%, 7.57%, 04/30/2031	1,500,000	855,000
AMMC CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.14%, 07/25/2029	250,000	180,507
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.50%, 7.29%, 04/25/2031	750,000	463,588
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 8.70%, 10.54%, 07/16/2031	250,000	136,250
Atlas Senior Loan Fund VII, Ltd., (Cayman Islands), 3M LIBOR + 8.05%, 9.69%, 11/27/2031	1,750,000	1,144,904
Barings CLO, Ltd. 2019-II, (Cayman Islands), 3M LIBOR + 3.85%, 5.68%, 04/15/2031	750,000	575,614
Barings CLO, Ltd. 2019-II, (Cayman Islands), 3M LIBOR + 6.69%, 8.52%, 04/15/2031	1,250,000	793,382
Canyon Capital CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 5.75%, 7.58%, 07/15/2031	850,000	524,633
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 3M LIBOR + 6.68%, 8.51%, 04/15/2032	500,000	295,000
Carlyle Global Market Strategies CLO, Ltd. 2019-2, (Cayman Islands), 3M LIBOR + 6.60%, 8.43%, 07/15/2032	3,000,000	1,885,560
CBAM, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.50%, 8.34%, 10/17/2029	950,000	647,633
Cedar Funding CLO VII, Ltd., (Cayman Islands), 3M LIBOR + 2.55%, 4.37%, 01/20/2031	500,000	352,603
CIFC Funding 2015-II, Ltd., (Cayman Islands), 3M LIBOR + 6.81%, 8.19%, 04/15/2030	6,000,000	4,177,680
CIFC Funding 2017-2A, Ltd., (Cayman Islands), 3M LIBOR + 5.95%, 7.77%, 04/20/2030	1,000,000	606,276
CIFC Funding, Ltd. 2013-IV, (Cayman Islands), 3M LIBOR + 2.80%, 4.59%, 04/27/2031	500,000	365,479
CIFC Funding, Ltd. 2018-IV, (Cayman Islands), 3M LIBOR + 5.90%, 7.74%, 10/17/2031	1,000,000	607,896
Cook Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 5.40%, 7.24%, 04/17/2030	1,250,000	755,391
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 8.16%, 10/23/2031	750,000	457,538
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.10%, 9.91%, 10/23/2031	250,000	106,759
Crestline Denali CLO XVI, Ltd., (Cayman Islands), 3M LIBOR + 2.60%, 4.42%, 01/20/2030 (k)	1,500,000	1,044,157
Denali Capital CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 7.73%, 04/15/2031	750,000	472,717
Dewolf Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.20%, 8.03%, 10/15/2030	2,500,000	1,510,437
Dryden 55 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.40%, 7.23%, 04/15/2031	375,000	225,426
Dryden 57 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.20%, 6.89%, 05/15/2031	750,000	394,800
Dryden 58 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.35%, 7.19%, 07/17/2031	1,000,000	586,858
Dryden Senior Loan Fund 2018-64A, (Cayman Islands), 3M LIBOR + 5.60%, 7.42%, 04/18/2031	750,000	434,992
Dryden XXVIII Senior Loan Fund, (Cayman Islands), 3M USD LIBOR + 6.45%, 8.14%, 08/15/2030	1,000,000	611,852
Goldentree Loan Opportunities X, Ltd., (Cayman Islands), 3M LIBOR + 5.65%, 7.47%, 07/20/2031	750,000	472,467
ICG CLO, Ltd. 2018-1X, (Cayman Islands), 3M LIBOR + 5.15%, 6.97%, 04/21/2031	500,000	260,661
INGIM, Ltd. 2013-3, (Cayman Islands), 3M LIBOR + 5.90%, 7.72%, 10/18/2031	1,250,000	768,655
KKR CLO 24, Ltd., (Cayman Islands), 3M LIBOR + 6.38%, 8.20%, 04/20/2032	2,000,000	1,100,876
LCM 30, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 8.77%, 04/20/2031	2,000,000	1,356,696
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.77%, 9.57%, 10/22/2030	1,000,000	642,825
Madison Park Funding XXII, Ltd., (Cayman Islands), 3M USD LIBOR + 6.70%, 8.36%, 01/15/2033	5,250,000	3,149,202
Madison Park Funding XXIII, Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 8.04%, 07/27/2030	500,000	318,491
Madison Park Funding XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 8.54%, 04/25/2031	1,500,000	942,111
Madison Park Funding XXXVI, Ltd., (Cayman Islands), 3M LIBOR + 7.25%, 9.19%, 01/15/2033	2,500,000	1,505,775
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.55%, 8.38%, 07/15/2032	1,000,000	632,739
Magnetite CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 2.75%, 4.54%, 07/25/2031	500,000	360,512
Magnetite CLO XV, Ltd. 2019 22A, (Cayman Islands), 3M LIBOR + 6.75%, 8.58%, 04/15/2031	1,000,000	639,292
Mariner CLO 5, Ltd., (Cayman Islands), 3M USD LIBOR + 5.65%, 7.44%, 04/25/2031	250,000	144,833
Mariner CLO, LLC 2019 1A E, (Cayman Islands), 3M LIBOR + 6.89%, 8.66%, 04/30/2032	1,250,000	821,930

	Principal Amount	Value (a)
Collateralized Loan Obligations (d)(e)(l) (continued)
Collateralized Loan Obligations — Debt (continued)
Niagara Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.45%, 8.29%, 07/17/2032	$1,000,000	$623,994
Northwoods Capital XII-B, Ltd., (Cayman Islands), 3M LIBOR + 5.79%, 6.53%, 06/15/2031	750,000	461,014
Oaktree CLO, Ltd. 2015-11, (Cayman Islands), 3M LIBOR + 5.75%, 7.57%, 01/20/2032	1,250,000	740,750
Octagon Investment Partners 20-R, Ltd., (Cayman Islands), 3M LIBOR + 6.80%, 8.51%, 05/12/2031	750,000	446,475
Octagon Investment Partners 35, Ltd., (Cayman Islands), 3M LIBOR + 5.20%, 7.02%, 01/20/2031	1,500,000	811,786
Octagon Investment Partners 41, Ltd., (Cayman Islands), 3M LIBOR + 6.90%, 8.73%, 04/15/2031	3,000,000	1,807,500
Octagon Investment Partners XXI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 8.70%, 02/14/2031	925,000	609,268
OHA Credit Funding 3, Ltd., (Cayman Islands), 3M USD LIBOR + 5.50%, 7.32%, 07/20/2032	2,500,000	1,394,730
OHA Loan Funding 2016-1, Ltd., (Cayman Islands), 3M USD LIBOR + 6.35%, 8.08%, 01/20/2033	4,000,000	2,607,616
OZLM XXIII, Ltd. 2019-23A, (Cayman Islands), 3M LIBOR + 6.80%, 8.63%, 04/15/2032	2,250,000	1,497,235
Steele Creek CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 5.75%, 6.49%, 06/15/2031	750,000	396,561
TCI-Symphony CLO, Ltd. 2017-1, (Cayman Islands), 3M LIBOR + 6.45%, 8.28%, 07/15/2030	2,000,000	1,308,462
TICP CLO V 2016-5, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 7.59%, 07/17/2031	2,000,000	1,094,962
TICP CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 7.82%, 10/20/2031	300,000	194,993
TICP CLO XI, Ltd. 2018-11X, (Cayman Islands), 3M LIBOR + 6.00%, 7.82%, 10/20/2031	500,000	324,989
Venture 28A CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.16%, 7.98%, 10/20/2029	1,000,000	658,233
Venture 37 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 8.78%, 07/15/2032	3,000,000	1,678,776
Venture XXXVI CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.92%, 8.74%, 04/20/2032	300,000	191,474
Voya CLO, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.02%, 07/20/2030	733,000	483,674
Voya CLO, Ltd. 2019-2, (Cayman Islands), 3M LIBOR + 6.60%, 8.42%, 07/20/2032	1,000,000	579,800
Wellfleet CLO 2020-1, Ltd., (Cayman Islands), 3M USD LIBOR + 7.24%, 8.42%, 04/15/2033	650,000	630,500
		51,872,789
Collateralized Loan Obligations - Equity 9.8%
Allegro CLO VIII, Ltd., (Cayman Islands), 15.55%, 07/15/2031	1,650,000	771,114
AMMC CLO 22, Ltd., (Cayman Islands), 12.99%, 04/25/2031	1,500,000	832,814
AMMC CLO XXI, Ltd., (Cayman Islands), 18.07%, 11/02/2030	124,950	65,327
Atlas Senior Loan Fund I, Ltd., (Cayman Islands), 0.00%, 11/17/2027	250,000	25,000
Atrium XV, (Cayman Islands), 12.98%, 01/23/2048	4,080,000	2,241,389
Bain Capital Credit CLO 2019-1, (Cayman Islands), 16.31%, 04/18/2032	1,400,000	640,011
Bain Capital Credit CLO, Ltd. 2018-1, (Cayman Islands), 15.94%, 04/23/2031	920,000	487,980
Bain Capital Credit CLO, Ltd. 2019-2A, (Cayman Islands), 9.82%, 10/17/2032	810,000	489,552
Canyon Capital CLO, Ltd. 2016-1, (Cayman Islands), 17.90%, 07/15/2031	1,000,000	500,000
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 12.69%, 04/15/2032	2,797,500	1,342,775
Carlyle Global Market Strategies CLO, Ltd. 2013-1, (Cayman Islands), 16.95%, 08/14/2030	500,000	148,727
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 12.64%, 10/15/2030	500,000	224,791
Carlyle Global Market Strategies CLO, Ltd. 2018-4, (Cayman Islands), 16.57%, 01/20/2031	2,310,000	1,416,760
Carlyle Global Market Strategies CLO, Ltd. 2019-3, (Cayman Islands), 11.17%, 10/20/2032	3,875,000	2,941,768
Cedar Funding CLO V, Ltd., (Cayman Islands), 14.90%, 07/17/2031	2,300,000	1,078,258
Cedar Funding CLO VIII, Ltd., (Cayman Islands), 10.25%, 10/17/2030	250,000	110,159
Crestline Denali CLO XVI, Ltd. 2018-1A, (Cayman Islands), 12.91%, 01/20/2030	500,000	250,000
Dryden 28 Senior Loan Fund, (Cayman Islands), 16.92%, 08/15/2030	1,406,251	351,584
Dryden 33 Senior Loan Fund, (Cayman Islands), 22.05%, 04/15/2029	500,000	163,386
Dryden 38 Senior Loan Fund, (Cayman Islands), 16.01%, 07/15/2030	650,000	280,112
Dryden 41 Senior Loan Fund, (Cayman Islands), 16.93%, 04/15/2031	850,000	377,913
Dryden 43 Senior Loan Fund, (Cayman Islands), 26.29%, 07/20/2029	1,000,000	350,000
Dryden 57 Senior Loan Fund, (Cayman Islands), 16.13%, 05/15/2031	717,000	467,684
Dryden 58 Senior Loan Fund, (Cayman Islands), 18.02%, 07/17/2031	3,125,000	1,819,303
Dryden 68 CLO, Ltd., (Cayman Islands), 12.99%, 07/15/2049	500,000	272,367
Dryden 78 CLO, Ltd., (Cayman Islands), 12.99%, 04/17/2033 (k)	10,250,000	9,071,250
Eastland Investors Corp., (Cayman Islands), 0.00%, 05/01/2022 (k)	300	138,000
Elmwood CLO I, Ltd., (Cayman Islands), 15.75%, 04/20/2030	1,250,000	787,500
Highbridge Loan Management 3-2014, (Cayman Islands), 17.59%, 07/18/2029	3,077,500	694,890
ICG U.S. CLO, Ltd. 2018-2, (Cayman Islands), 21.87%, 07/22/2031	1,650,000	926,331
LCM XVIII, LP, (Cayman Islands), 23.78%, 04/20/2031	1,400,000	414,309
Madison Park Funding XXVII, Ltd., (Cayman Islands), 13.01%, 01/20/2047	250,000	131,273
Madison Park Funding XXVIII, Ltd., (Cayman Islands), 15.03%, 07/15/2030	2,000,000	1,017,868
Madison Park Funding XXXI, Ltd., (Cayman Islands), 14.12%, 01/23/2048	4,250,000	2,574,960
Madison Park Funding XXXII, Ltd., (Cayman Islands), 14.00%, 01/22/2048	1,510,000	866,855

	Principal Amount	Value (a)
Collateralized Loan Obligations (d)(e)(l) (continued)
Collateralized Loan Obligations — Equity (continued)
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 12.99%, 07/15/2049	$7,500,000	$5,097,597
Magnetite CLO, Ltd. 2012-6, (Cayman Islands), 0.00%, 09/15/2023 (k)	1,241,000	496
Mariner CLO, Ltd. 2018-5, (Cayman Islands), 13.19%, 04/25/2031	500,000	254,976
Oaktree CLO, Ltd. 2018-1, (Cayman Islands), 14.34%, 10/20/2030	2,250,000	1,043,850
Oaktree CLO, Ltd. 2019-2, (Cayman Islands), 12.64%, 04/15/2031	3,860,000	1,189,119
Oaktree CLO, Ltd. 2019-3, (Cayman Islands), 13.35%, 07/20/2031	4,750,000	2,499,192
Octagon Investment Partners 35, Ltd., (Cayman Islands), 21.22%, 01/20/2031	600,000	270,000
OHA Credit Partners XI, Ltd., (Cayman Islands), 13.39%, 01/20/2032	300,000	179,635
OHA Credit Partners XV, Ltd., (Cayman Islands), 13.93%, 01/20/2030	1,360,000	870,446
OHA Loan Funding, Ltd. 2013-1, (Cayman Islands), 14.34%, 07/23/2031	876,000	397,197
OZLM XIX, Ltd. 2017-19A, (Cayman Islands), 12.06%, 11/22/2030	1,000,000	367,610
OZLM XIX, Ltd. 2017-19X, (Cayman Islands), 16.82%, 11/22/2030	500,000	183,805
OZLM XVI, Ltd., (Cayman Islands), 26.22%, 05/16/2030	562,500	145,653
OZLM XXI, Ltd. 2017-21A, (Cayman Islands), 13.92%, 01/20/2031	800,000	275,249
Steele Creek CLO, Ltd. 2017-1, (Cayman Islands), 17.91%, 01/15/2030 (k)	250,000	80,000
Stewart Park CLO, Ltd., (Cayman Islands), 12.98%, 01/15/2030 (k)	13,000,000	2,275,000
Symphony CLO XI, Ltd., (Cayman Islands), 0.00%, 01/17/2025 (k)	1,000	160
Venture XVIII CLO, Ltd., (Cayman Islands), 11.69%, 10/15/2029 (k)	250,000	50,000
Wellfleet CLO 2020-1, Ltd., (Cayman Islands), 12.99%, 04/15/2033 (k)	5,955,000	4,994,459
Wellfleet CLO, Ltd. 2017-3, (Cayman Islands), 17.48%, 01/17/2031 (k)	250,000	109,205
Wellfleet CLO, Ltd. 2018-3, (Cayman Islands), 15.21%, 01/20/2032 (k)	2,400,000	1,152,000
York CLO-7, Ltd., (Cayman Islands), 12.99%, 01/22/2033	4,000,000	3,041,620
		58,749,279
Total Collateralized Loan Obligations (Cost: $160,348,375)		110,622,068

	Shares
Common Stocks 0.4% (d)
Automotive 0.0%
GB Auto Servivce Holdings, LLC (e)(k)(m)	22,076	19,896
Banking, Finance, Insurance & Real Estate 0.0%
First Trust Senior Floating Rate Income Fund II (m)	4,011	38,145
The Ultimus Group Aggregator, LP/Blocker, Class B (e)(k)(m)	182	—
The Ultimus Group, LLC, Class A (e)(k)	1	885
The Ultimus Group, LLC, Class B (e)(k)(m)	254	—
The Ultimus Group, LLC/Co., Class B (e)(k)(m)	1,355	—
		39,030
Beverage, Food & Tobacco 0.0%
GPM Investments, LLC, Class F (e)(k)(m)	—	975
Italian Fine Foods Holdings, LP, Class A (e)(k)(m)	25,000	30,523
		31,498
Chemicals, Plastics & Rubber 0.0%
Plaskolite PPC Blocker, LLC (e)(k)(m)	10	717
Construction & Building 0.0%
Kene Holdings, LP, Class A (e)(k)(m)	50,000	50,926
Consumer goods: Durable 0.0%
DRS Holdings I, Inc. (e)(k)(m)	50	39,685
Containers, Packaging & Glass 0.0%
Berry Global Group, Inc. (m)	2,600	87,646
Energy: Oil & Gas 0.0%
FTS International, Inc. (m)	10,750	2,397
Healthcare & Pharmaceuticals 0.1%
Bearcat Parent, Inc. (e)(k)(m)	51	64,569
Coherus Biosciences, Inc. (m)	2,456	39,836

	Shares	Value (a)
Common Stocks (d) (continued)
Healthcare & Pharmaceuticals (continued)
KNPAK Holdings, LP Class A (e)(k)(m)	$100,000	$87,857
Olympia TopCo, LP Class A (e)(k)(m)	50,000	38,530
OMERS Wildcats Holdings, Inc. Class A (e)(k)(m)	162	52,191
OMERS Bluejay Investment Holdings, LP, Class A (e)(k)(m)	25	27,187
SiroMed Equity Holdings, LLC (e)(k)(m)	3,703	16,139
Virence Holdings, LLC, Class A (e)(k)(m)	—	36,337
		362,646
High Tech Industries 0.3%
Astorg VII Co-Invest ERT (Luxembourg), (e)(m)(k)	1,000,000	1,214,900
Frontline Technologies Group Holding, LLC, Class B (e)(k)(m)	2,728	19,276
H&F Unite Partners, LP (e)(k)(m)	50,032	50,055
Insight PDI Holdings, LLC, Class A (e)(k)(m)	25,000	23,157
Project Falcon Parent, Inc. (Canada) (e)(k)(m)	47,536	523
Rocket Parent, LLC, Class A (e)(k)(m)	50,000	34,478
Wildcat Parent, LP (e)(k)	500	48,162
		1,390,551
Services: Business 0.0%
Fastsigns Holdings, Inc., (e)(k)(m)	50	49,966
IRI Parent, LP, Class A-1 (e)(k)(m)	250	20,368
		70,334
Services: Consumer 0.0%
Centric Brands, Inc., (e)(k)(m)	3,125	3,288
Transportation: Consumer 0.0%
APG Holdings, LLC, Class A (e)(k)(m)	50,000	50,000
Total Common Stocks (Cost: $2,174,790)		2,148,614

Preferred Stocks 0.1% (d)(e)(k)
Capital Equipment 0.0%".
Blue Angel Holdco, LLC, Class A	243	32,165
Energy: Oil & Gas 0.0%
Titan DI Preferred Holdings, Inc.	—	48,499
Healthcare & Pharmaceuticals 0.0%
Virence Intermediate Holding Corp.	25	28,095
High Tech Industries 0.1%
EZ Elemica Holdings, Inc.(m)	50	47,229
Frontline Technologies Group Holding, LLC, Class A (e)	25	31,423
Peachtree Parent, Inc., Series A	25	28,668
Project Falcon Parent, Inc., Class A-1 (Canada)	50	52,956
		160,276
Services: Business 0.0%
IRI Holdings, Inc., Series A-1	25	29,650
Total Preferred Stocks (Cost: $299,413)		298,685

	Principal Amount
Private Asset-Backed Debt 1.5% (d)(e)(g)(k)
Banking, Finance, Insurance & Real Estate 1.5%
BFS Receivables I, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 6.00%, 02/09/2022 (n)	$500,000	263,929
BFS Receivables I, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 6.00%, 02/09/2022	500,000	263,929

	Principal Amount	Value (a)
Private Asset-Backed Debt (d)(e)(g) (continued)
Banking, Finance, Insurance & Real Estate (continued)
DFC Funding No. 1, Ltd., Mezzanine Revolver, (Great Britain), 1M GBP LIBOR + 9.75%, 10.50%, 12/12/2020	£1,100,000	$1,116,514
DFC Global Facility Borrower III, LLC, 1st Lien Revolver, 1M LIBOR + 10.75%, 12.40%, 09/27/2024	$10,000,000	7,724,255
FinFit SP, LLC, 1st Lien Revolver, 1M LIBOR + 9.25%, 10.83%, 10/18/2023	500,000	190,000
NSF Funding 2020, Ltd., 1st Lien Revolver, (Great Britain), 03/10/2026 (o)	£6,900,000	(429,128)
NSF Funding 2020, Ltd., 1st Lien Revolver, (Great Britain), 1M GBP LIBOR + 4.40%, 4.40%, 06/10/2026	4,600,000	(286,086)
Total Private Asset-Backed Debt (Cost: $10,085,541)		8,843,413

Real Estate Debt 0.9% (d)(e)(k)
Banking, Finance, Insurance & Real Estate 0.6%
285 Mezz, LLC, Junior Mezzanine Extension Upsize Term Loan, 1M LIBOR + 14.00%, 16.28%, 04/06/2020	$869,750	852,355
285 Mezz, LLC, Mezzanine Construction Term Loan, 1M LIBOR + 14.00%, 16.28%, 03/31/2020 (g)(i)	2,482,089	1,923,947
CHDG Phase 1A1 Manager LLC, Mezzanine Construction Term Loan, 1M LIBOR + 12.25%, 13.75%, 11/25/2021 (g)(i)	1,128,904	946,326
		3,722,628
Hotel, Gaming & Leisure 0.3%
Mandarin Oriental Honolulu, Extension Upsize Term Loan, 14.00%, 03/31/2020	775,833	760,316
Mandarin Oriental Honolulu, Mezzanine Land Term Loan, 14.00%, 03/31/2020	999,974	979,975
		1,740,291
Total Real Estate Debt (Cost: $5,553,324)		5,462,919

	Shares
Warrants 0.1% (d)(e)(k)(m)
Healthcare & Pharmaceuticals 0.1%
Air Medical Buyer Corp.	122	1,302
Evolent Health, Inc.	106,484	464,585
		465,887
High Tech Industries 0.0%
Visual Edge Technology, Inc. (Common)	4,540	—
Visual Edge Technology, Inc. (Preferred)	5,176	3,476
		3,476
Transportation: Cargo 0.0%
Neovia Logistics Holdings, Ltd.	194,454	—
Total Warrants (Cost: $11,261)		469,363
Total Investments - 125.1% (Cost: $852,995,828)		$750,586,990
Liabilities in Excess of Other Assets - (25.1%)		(150,516,636)
Net Assets - 100.0%		$600,070,354

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.
(b)

Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate (“LIBOR”) or an alternate base rate such as the Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), or Stockholm Interbank Offered Rate (“STIBOR”), at the borrower’s option. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2020.

(c)	Variable rate coupon rate shown as of March 31, 2020.
(d)

All of CION Ares Diversified Credit Fund (the “Fund”) Senior Loans, Subordinated Loans, Collateralized Loan Obligations, Common Stocks, Corporate Bonds issued as 144A, Preferred Stock, Private Asset Backed Debt, Real Estate Debt, and Warrants, which as of March 31, 2020 represented 124.8% of the Fund’s net assets or 89.7% of the Fund’s total assets, are subject to legal restrictions on sales.

(e)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Financial Statements).
(f)

These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see “Note 1 - Organization”).

(g)

As of March 31, 2020, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Financial Statements for further information on revolving and delayed draw loan commitments.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
285 Mezz, LLC, Mezzanine Construction Term Loan	$2,482,089	$1,973,589	$508,500
A.U.L. Corp., 1st Lien Revolver	1,000	—	1,000
Aero Operating, LLC, 1st Lien Delayed Draw Term Loan	838,503	—	838,503
Affinipay Midco, LLC, 1st Lien Revolver	766,307	153,261	613,046
AMCP Clean Intermediate, LLC, 1st Lien Revolver	1,100	581	519
Anaqua Parent Holdings, Inc., 1st Lien Delayed Draw Term Loan	1,153,846	—	1,153,846
Anaqua Parent Holdings, Inc., 1st Lien Revolver	230,769	76,923	153,846
Anchor Packaging, LLC, 1st Lien Delayed Draw Term Loan	574,359	—	574,359
APG Intermediate Holdings Corporation	804,480	40,224	764,256
APG Intermediate Holdings Corporation	1,000	286	714
AQ Sunshine, Inc., 1st Lien Delayed Draw Term Loan	139,106	—	139,106
AQ Sunshine, Inc., Initial 1st Lien Revolver	136,423	122,781	13,642
ARM Funding, LLC, 1st Lien Revolver B	2,500,000	554,211	1,945,789
Athenahealth, Inc., 1st Lien Revolver	232,108	—	232,108
Atlas Intermediate III, LLC, 1st Lien Revolver	226,620	151,080	75,540
Bearcat Buyer, Inc., 1st Lien Delayed Draw Term Loan	1,014,196	321,991	692,205
Bearcat Buyer, Inc., 1st Lien Revolver, 1M LIBOR	580,466	290,233	290,233
Bearcat Buyer, Inc., 2nd Lien Delayed Draw Term Loan	580,465	184,298	396,167
BFS Receivables I, LLC, 1st Lien Revolver	500,000	271,429	228,571
BFS Receivables I, LLC, 1st Lien Revolver	500,000	271,429	228,571
Blue Angel Buyer 1, LLC, 1st Lien Delayed Draw Term Loan	641,557	281,814	359,743
Blue Angel Buyer 1, LLC, 1st Lien Revolver	321,199	128,480	192,719
Canopy Bidco, Ltd., Senior Capex Facility 1st Lien Term Loan, (Great Britain)	621,926	160,513	461,413
Capnor Connery Bidco APS, Facility 1st Lien Term Loan D, (Denmark)	6,784,105	598,171	6,185,934
CB-SDG, Ltd., GBP Acquisition Facility 1st Lien Term Loan, (Great Britain)	394,873	—	394,873
Centric Brands, Inc., 1st Lien Revolver	1,333	933	400
CEP V I 5 UK, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain)	6,346,154	—	6,346,154
CHDG Phase 1A1 Manager LLC, Mezzanine Construction Term Loan	1,128,904	968,904	160,000
Commify, Ltd., 1st Lien Acquisition Term Loan, (Great Britain)	838,213	—	838,213
Comprehensive EyeCare Partners, LLC, 1st Lien Delayed Draw Term Loan	419,706	340,912	78,794
Comprehensive EyeCare Partners, LLC, 1st Lien Revolver	1,000	915	85
Concert Golf Partners Holdco, LLC, 1st Lien Delayed Draw Term Loan	573,783	143,446	430,337
Concert Golf Partners Holdco, LLC, 1st Lien Revolver	764,512	206,418	558,094
Cority Software Inc., 1st Lien Revolver	230,579	—	230,579
CPI Holdco, LLC, 1st Lien Revolver	3,435,381	3,366,605	68,776
Creation Holdings, Inc., 1st Lien Delayed Draw Term Loan	449,326	—	449,326

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
Creation Holdings, Inc., 1st Lien Revolver	$544,813	$363,209	$181,604
CVP Holdco, Inc., 1st Lien Delayed Draw Term Loan	2,727,249	808,661	1,918,588
CVP Holdco, Inc., 1st Lien Revolver	326,487	321,590	4,897
DecoPac, Inc., Initial 1st Lien Revolver	1,000	600	400
DFC Funding No. 1, Ltd., Mezzanine Revolver, (Great Britain	1,368,236	1,143,879	224,357
DFC Global Facility Borrower III, LLC, 1st Lien Revolver	10,000,000	7,924,255	2,075,745
DRB Holdings, LLC, 1st Lien Revolver, 6.75%, 10/06/2023	1,000	—	1,000
DRS Holdings III, Inc., 1st Lien Revolver	1,000	800	200
Elemica Parent, Inc., 1st Lien Delayed Draw Term Loan	561,538	—	561,538
Elemica Parent, Inc., 1st Lien Revolver	478,712	350,657	128,055
eResearch Technology, Inc., 2nd Lien Delayed Draw Term Loan	1,343,232	—	1,343,232
Evolent Health, LLC, 1st Lien Delayed Draw Term Loan	3,518,192	—	3,518,192
FinFit SP, LLC, 1st Lien Revolver	500,000	200,000	300,000
Floss Bidco, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain	1,485,284	321,368	1,163,916
Flow Control Solutions, Inc., 1st Lien Delayed Draw Term Loan	994,201	—	994,201
Flow Control Solutions, Inc., 1st Lien Revolver	372,825	149,130	223,695
Foundation Risk Partners Corp., 1st Lien 1st Amendment Delayed Draw Term Loan	789,898	788,409	1,489
Foundation Risk Partners Corp., 1st Lien 2nd Amendment Delayed Draw Term Loan	3,233,510	2,502,104	731,406
Foundation Risk Partners Corp., 1st Lien 3rd Amendment Delayed Draw Term Loan	1,259,713	—	1,259,713
Foundation Risk Partners Corp., 1st Lien Revolver	3,000	1,800	1,200
Foundation Risk Partners Corp., 2nd Lien 2nd Amendment Delayed Draw Term Loan	1,007,133	676,913	330,220
Foundation Risk Partners Corp., 2nd Lien 3rd Amendment Delayed Draw Term Loan	720,610	—	720,610
FWR Holding Corp., Initial 1st Lien Revolver	1,000	675	325
FWR Holding Corp., 1st Lien 2nd Amendment Delayed Draw Term Loan	114,125	112,984	1,141
GB Auto Service, Inc., 1st Lien Delayed Draw Term Loan	6,003,882	503,271	5,500,611
Glide Holdings, Ltd. (fka Cablecom Networking Holdings, Ltd.), GBP Accordian Facility 1st Lien Term Loan, (Great Britain)	181,850	118,202	63,648
Global Merchant Financial Group Corp., Subordinated Delayed Draw Term Loan, (Canada)	3,379,573	2,325,146	1,054,427
GPM Investments, LLC, 1st Lien Delayed Draw Term Loan A	4,602,521	—	4,602,521
GPM Investments, LLC, 1st Lien Delayed Draw Term Loan B	1,704,638	—	1,704,638
GraphPAD Software, LLC, 1st Lien Revolver	1,000	—	1,000
GRP UK Bidco, Ltd., Acquisition Capex Facility 1st Lien Term Loan, (Great Britain)	5,095,293	—	5,095,293
GRP UK Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain)	16,050,169	—	16,050,169
Hammersmith Bidco, Ltd., Acquisition Capex Facility 1st Lien Term Loan, (Great Britain)	2,087,860	212,945	1,874,915
Hometown Food Co., 1st Lien Revolver	1,000	867	133
IMIA Holdings, Inc., 1st Lien Revolver	408,164	204,082	204,082

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
IntraPac International, LLC, 1st Lien Revolver	$415,406	$167,201	$248,205
Invoice Cloud, Inc., 1st Lien Delayed Draw Term Loan	1,191,489	791,489	400,000
Invoice Cloud, Inc., 1st Lien Revolver	255,319	—	255,319
Just Childcare, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain)	531,056	—	531,056
Kellermeyer Bergensons Services, LLC, 1st Lien Delayed Draw Term Loan	540,079	—	540,079
Kene Acquisition, Inc., 1st Lien Delayed Draw Term Loan	634,323	485,728	148,595
Kene Acquisition, Inc., 1st Lien Revolver	675,812	498,411	177,401
Laboratories Bidco, LLC, 1st Lien Revolver	513,489	—	513,489
Lavatio Midco SARL, Acqusition Facility 1st Lien Term Loan, (Luxembourg)	1,072,912	665,972	406,940
MB2 Dental Solutions, LLC, 1st Lien Revolver	1,334	1,333	1
Micromeritics Instrument Corp., 1st Lien Revolver	331,039	320,004	11,035
Mister Car Wash Holdings, Inc., 1st Lien Delayed Draw Term Loan	106,721	106,589	132
Movati Athletic Group, Inc., 1st Lien Delayed Draw Term Loan, (Canada)	179,092	101,890	77,202
MRI Software, LLC, 1st Lien Delayed Draw Term Loan	1,007,317	—	1,007,317
MRI Software, LLC, 1st Lien Revolver	507,672	253,836	253,836
Nelipak European Holdings Co., 1st Lien EUR Revolver, (Netherlands)	640,885	259,826	381,059
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Revolver	333,333	213,333	120,000
NSF Funding 2020, Ltd., 1st Lien Revolver, (Great Britain)	5,721,713	—	5,721,713
NSF Funding 2020, Ltd., 1st Lien Revolver, (Great Britain)	8,582,570	—	8,582,570
Nuehealth Performance, LLC, 1st Lien Revolver	1,000	—	1,000
NXTGenpay Intressenter Bidco AB, Facility 1st Lien Term Loan D, (Sweden)	181,346	—	181,346
Oakley Ekomid, Ltd., CAR Facility 1st Lien Term Loan, (Great Britain)	826,238	—	826,238
Olympia Acquisition, Inc., 1st Lien Delayed Draw Term Loan	2,425,161		2,425,161
Olympia Acquisition, Inc., 1st Lien Revolver	640,539	597,836	42,703
OMH-HealthEdge Holdings, LLC, 1st Lien Revolver	1,000	—	1,000
P27 Bidco, Ltd., Capex Facility 1st Lien Term Loan, (Great Britain)	404,724	80,945	323,779
Petroleum Service Group, LLC, 1st Lien Delayed Draw Term Loan	1,314,230	108,424	1,205,806
Petroleum Service Group, LLC, 1st Lien Revolver	2,105,660	2,001,383	104,277
Premise Health Holding Corp., 1st Lien Delayed Draw Term Loan	1,103	—	1,103
Premise Health Holding Corp., 1st Lien Revolver	1,000	955	45
Puerto Rico Waste Investment, LLC, 1st Lien Revolver, (Puerto Rico)	157,737	—	157,737
QF Holdings, Inc., 1st Lien Delayed Draw Term Loan	262,533	—	262,533
QF Holdings, Inc., 1st Lien Revolver	1,000	667	333
Radius Aerospace Europe, Ltd., 1st Lien GBP Revolver, (Great Britain)	231,000	106,615	124,385
Radius Aerospace, Inc., 1st Lien Revolver	428,572	257,143	171,429
Raptor Technologies, LLC, 1st Lien Delayed Draw Term Loan	1,029,174	656,884	372,290
Reddy Ice Holdings, Inc., 1st Lien Delayed Draw Term Loan	955,102	487,102	468,000
Reddy Ice Holdings, Inc., 1st Lien Revolver	955,102	372,490	582,612
Revint Intermediate II, LLC, 1st Lien Revolver	1,000	896	104

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
RSC Acquisition, Inc., 1st Lien Delayed Draw Term Loan	$554,024	$—	$554,024
RSC Acquisition, Inc., Initial 1st Lien Revolver	1,000	—	1,000
RSK Group, Ltd., Acquisition 1st Lien Term Loan, (Great Britain)	310,963	—	310,963
RSK Group, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain)	628,647	614,512	14,135
SaintMichelCo, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain)	373,155	199,016	174,139
SCSG EA Acquisition Co., Inc., 1st Lien Revolver	1,000	222	778
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan C	573,057	—	573,057
SecurAmerica, LLC, 1st Lien Revolver	1,125	790	335
Sigma Electric Manufacturing Corp., 1st Lien Revolver	1,333	1,111	222
SiroMed Physician Services, Inc., 1st Lien Revolver	1,000	—	1,000
SpareFoot, LLC, 1st Lien Revolver	1,000	829	171
Spectra Finance, LLC, Initial 1st Lien Revolver	1,000	972	28
Symbol Bidco I, Ltd., Acquisition Capex Facility 1st Lien Term Loan (Great Britain)	533,078	—	533,078
TA/WEG Holdings, LLC, Initial 1st Lien Delayed Draw Term Loan	2,186,890	298,212	1,888,678
Teligent, Inc., 1st Lien Revolver	1,100	1,000	100
TimeClock Plus, LLC, 1st Lien Delayed Draw Term Loan	495,170	—	495,170
True Potential LLP, Acquisition Facility 1st Lien Term Loan, (Great Britain)	2,417,019	618,740	1,798,279
Ultimate Software Group, Inc. (The), 1st Lien Revolver	1,000	891	109
Ultimus Group Midco, LLC (The), 1st Lien Revolver	396,226	226,415	169,811
United Digestive MSO Parent, LLC, 1st Lien Delayed Draw Term Loan	1,022,727	—	1,022,727
United PF Holdings, LLC, Initial 1st Lien Delayed Draw Term Loan	440,678	—	440,678
Visolit Finco A/S, 1st Lien Committed Accordion Term Loan, (Norway)	1,073,976	—	1,073,976
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan C	1,070,365	—	1,070,365
VLS Recovery Services, LLC, 1st Lien Revolver	1,000	970	30
WebPT, Inc., 1st Lien Delayed Draw Term Loan	255,205	—	255,205
Wildcat Buyerco, Inc., 1st Lien Delayed Draw Term Loan	1,080,793	—	1,080,793
Wildcat Buyerco, Inc., 1st Lien Revolver	255,015	—	255,015
WSHP FC Acquisition, LLC, 1st Lien Delayed Draw Term Loan	350,877	—	350,877
WSHP FC Acquisition, LLC, 1st Lien Revolver	88,720	53,232	35,488
Total	$156,366,021	$40,194,838	$116,171,183

(h)

This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the applicable base rate or floor plus a spread which was determined at the time of purchase.

(i)	Includes a Payment-In-Kind (“PIK”) provision.
(j)	Loan was on non-accrual status as of March 31, 2020.
(k)	Security valued at fair value using methods determined in good faith by or under the direction of the board of trustees.
(l)	Collateralized Loan Obligations are all issued as 144A securities.
(m)	Non-income producing security as of March 31, 2020.
(n)

The Fund sold a participating interest of $500,000 of aggregate principal amount of the portfolio company’s first lien revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles, the Fund recorded a corresponding $263,929 secured borrowing for the $263,929 that has been funded thus far

(o)

The Fund sold a participating interest of £6,900,000 of aggregate principal amount of the portfolio company’s first lien revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles, the Fund recorded no corresponding secured borrowing as the position was fully unfunded as of March 31, 2020.

As of March 31, 2020, the aggregate cost of securities for Federal income tax purposes was $853,501,518.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$3,866,928
Gross unrealized depreciation	(106,781,456)
Net unrealized depreciation	$(102,914,528)

Foreign Forward Currency Contracts

On March 31, 2020, CION Ares Diversified Credit Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract	$(632,233)	NOK	(537,963)	Goldman Sachs	April 17, 2020	$94,269	$—
Foreign currency forward contract	$(1,914,704)	SEK	(1,839,327)	Goldman Sachs	April 17, 2020	75,377	—
Foreign currency forward contract	$(3,513,467)	NOK	(3,263,962)	Goldman Sachs	April 17, 2020	249,505	—
Foreign currency forward contract	$(1,228,270)	£(1,248,851)		Goldman Sachs	April 17, 2020	—	(20,580)
Foreign currency forward contract	$(11,181,742)	£(11,765,082)		Goldman Sachs	April 20, 2020	—	(583,340)
Foreign currency forward contract	£9,897,227	$10,347,929		Goldman Sachs	April 20, 2020	450,702	—
Foreign currency forward contract	£1,409,983	$1,417,153		Goldman Sachs	April 20, 2020	7,170	—
Total						$877,023	$(603,920)

Purchased options outstanding as of March 31, 2020 were as follows:

Credit Default Swaptions on Credit Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Markit CDX North America High Yield	$97	June 17, 2020	Barclays Capital Inc.	$500,000	$3,185	$9,991
Put-Markit CDX North America High Yield	88	April 15, 2020	Goldman Sachs	5,000,000	46,550	44,227
Total Purchased Options					$49,735	$54,218

Written options outstanding as of March 31, 2020 were as follows:

Credit Default Swaptions on Credit Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put-Markit CDX North America High Yield	$101	June 17, 2020	Goldman Sachs	$500,000	$245	$(3,493)
Total Written Options					$245	$(3,493)

Swap Agreements outstanding as of March 31, 2020 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S33 5Y	Q	5.00%	December 20, 2024	ICE	$1,751,400	$108,097	$70,721	$37,376

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S27 Tranche 0-15	Q	5.00%	December 20, 2021	Goldman Sachs	$87,806	$64,707	$31,830	$32,877
CDX.NA.HY S31 Tranche 15-25	Q	5.00%	December 20, 2023	Goldman Sachs	2,784,000	632,005	(160,313)	792,318
CDX.NA.HY S31 Tranche 25-35	Q	5.00%	December 20, 2023	Goldman Sachs	500,000	(6,430)	56,250	(62,680)
JWN CDS USD SR 5Y D14	Q	1.00%	June 20, 2024	Goldman Sachs	210,000	26,861	11,722	15,139
CDX.NA.HY S33 Tranche 15-25	Q	5.00%	December 20, 2024	Goldman Sachs	137,500	37,687	37,400	287
CMBX.NA.BBB-.9	M	3.00%	September 17, 2058	Goldman Sachs	750,000	190,801	124,998	65,803
Total Swap Agreements: Over the Counter						$945,631	$101,887	$843,744
Total Swap Agreements						$1,053,728	$172,608	$881,120

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Abbreviations:

144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:
€	Euro Currency
£	British Pounds
$	U.S. Dollars
CAD	Canadian Dollars
DKK	Danish Krone
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krone
USD	U.S. Dollars

CION Ares Diversified Credit Fund

Notes to Financial Statements

March 31, 2020 (Unaudited)

(1) Organization

CION Ares Diversified Credit Fund (the “Fund”) is a diversified, closed-end management investment company that is registered under the Investment Company Act of 1940. The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016. CION Ares Management, LLC (the “Adviser”) serves as the investment Adviser to the Fund and was registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”) on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares”) and CION Investment Group, LLC (“CION”) and is controlled by Ares. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio.

On August 2, 2018, the Fund formed a wholly owned special purpose financing vehicle, CADEX Credit Financing, LLC (the “Financing Sub”), a Delaware limited liability company.

Investment Objective and Policies

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated Schedule of investments has been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the consolidated Schedule of investments. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund’s valuation process.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected and adjusted for accretion of discounts and amortization of premiums. The Fund may have investments that contain payment-in-kind (“PIK”) provisions. The PIK interest, computed at the contractual rate specified, may be added to the principal balance and adjusted cost of the investments and recorded as interest income. The PIK interest added to the principal balance is generally collected upon repayment of the outstanding principal. The PIK interest for the period ended March 31, 2020 was $316,954 recorded as interest income.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest is paid and, in management’s judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) and is in the process of collection.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest, the accretion of discounts, and amortization of premiums.

CION Ares Diversified Credit Fund

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Cash and Cash Equivalents

The Fund considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents. The Fund’s cash and cash equivalents are maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. While the Fund’s current cash balance exceeds insurance limits, the risk of loss is remote.

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with the Fund’s valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Fund’s board of trustees (the “Board”). The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation at least once during a trailing 12-month period (with certain de minimis exceptions) in accordance with the Valuation Policy and a consistently applied valuation process.  As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

See Note 3 for more information on the Fund’s valuation process.

Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Foreign Currency Transactions and Forward Foreign Currency Contracts

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

CION Ares Diversified Credit Fund

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. As of March 31, 2020, the value of loans disclosed in the consolidated Schedule of Investments does not include unfunded commitments, which total $116,171,183.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would

CION Ares Diversified Credit Fund

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with the Fund’s valuation policy, it evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The assets and liabilities classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the

CION Ares Diversified Credit Fund

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$151,154,565	$445,298,482	$596,453,047
Subordinated Loans	—	—	8,652,094	8,652,094
Corporate Bonds	—	17,636,787	—	17,636,787
Collateralized Loan Obligations	—	—	110,622,068	110,622,068
Common Stocks	168,024	—	1,980,590	2,148,614
Preferred Stocks	—	—	298,685	298,685
Private Asset-Backed Debt	—	—	8,843,413	8,843,413
Real Estate Debt	—	—	5,462,919	5,462,919
Warrants	—	—	469,363	469,363
Total Investments	$168,024	$168,791,352	$581,627,614	$750,586,990
Derivative Assets:
Foreign Forward Currency Contracts	$—	$877,023	$—	$877,023
Credit Default Purchased Options	—	54,218	—	54,218
Credit Default Swaps	—	1,060,158	—	1,060,158
Derivative Liabilities:
Foreign Forward Currency Contracts	$—	$(603,920)	$—	$(603,920)
Credit Default Written Options	—	(3,493)	—	(3,493)
Credit Default Swaps	—	(6,430)	—	(6,430)

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended March 31, 2020:

	Senior Loans ($)	Subordinated Loans ($)	Collateralized Loan Obligations ($)	Common Stocks ($)	Preferred Stocks ($)	Private Asset Backed Debt ($)	Real Estate Debt ($)	Warrants ($)	Total ($)
Balance as of December 31, 2019	$336,700,275	$1,150,157	$118,100,940	$803,875	$268,294	$9,800,576	$5,510,966	$467,292	$472,802,375
Purchases(a)	125,304,920	7,714,822	53,119,930	1,210,024	48,500	357,488	77,084	—	187,832,768
Sales(b)	(15,424,483)	(27,996)	(12,320,646)	(76,867)	—	—	—	—	(27,849,992)

CION Ares Diversified Credit Fund

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Net Realized and Unrealized Gains (Loss)	(26,001,210)	(190,700)	(48,306,830)	43,558	(18,109)	(1,320,825)	(126,646)	2,071	(75,918,691)
Accrued Discounts/ (Premiums)	428,349	5,811	28,674	—	—	6,174	1,515	—	470,523
Transfers in to Level 3	25,915,274	—	—	—	—	—	—	—	25,915,274
Transfers out of Level 3	(1,624,643)	—	—	—	—	—	—	—	(1,624,643)
Balance as of March 31, 2020	$445,298,482	$8,652,094	$110,622,068	$1,980,590	$298,685	$8,843,413	$5,462,919	$469,363	$581,627,614
Net Change in Unrealized appreciation/ (depreciation) from investments held at March 31, 2020	$(25,244,320)	$(191,775)	$(48,155,478)	$16,691	$(18,109)	$(1,320,825)	$(126,646)	$2,070	$(75,038,392)

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

Investments were transferred into and out of Level 3 and out of and into Level 2 during the period ended March 31, 2020 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of March 31, 2020.

	Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Assets
Investments in securities
Senior Loans	$466,711	Income (Other)	Constant Default Rate (CDR), Constant Prepayment Rate (CPR) , Recovery Rate	25.9%, 0%, 25.0%	25.9%, 0%, 25.0%
Senior Loans	48,178,039	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Senior Loans	396,653,732	Yield Analysis	Market Yield	5.3% - 25.5%	9.1%
Subordinated Loans	8,652,094	Yield Analysis	Market Yield	10.5% – 18.7%	12.2%
Collateralized Loan Obligation	656	Other	Estimated Liquidation Value	$160 – $496	$310
Collateralized Loan Obligations	92,501,499	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Collateralized Loan Obligations	14,065,708	Other	Recent Transaction Price	0.84 - 0.89	0.87
Collateralized Loan Obligations	4,054,205	Yield Analysis	Market Yield	17.0% - 30.0%	17.0% - 30.0%
Common Stocks	1,980,590	EV Market Multiple Analysis	EBITDA Multiple	7.5x – 26.5x	16.9x
Preferred Stocks	298,685	EV Market Multiple Analysis	EBITDA Multiple	9.0x – 22.0x	16.2x
Private Asset-Backed Debt	527,858	Income (Other)	Cumulative Collection Rate	1.12	1.12

CION Ares Diversified Credit Fund

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Private Asset-Backed Debt	7,724,255	Income (Other)	MPL: Constant Default Rate (CDR), Constant Prepayment Rate (CPR), Recovery Rate; SPL: Collection Rate	CAD MPL: 18.0% / 30.0% / 0.0%; US MPL: 33.8% / 16.0% / 0.0%; US SPL: 88.3%; CAD SPL: 89.1%	CAD MPL: 18.0% / 30.0% / 0.0%; US MPL: 33.8% / 16.0% / 0.0%; US SPL: 88.3%; CAD SPL: 89.1%
Private Asset-Backed Debt	1,306,514	Income (Other)	Constant Default (CDR), Constant Prepayment Rate (CPR), Recovery Rate	15.0% - 70.0%, 0.0%, 0.0%	15.0% - 70.0%, 0.0%, 0.0%
Private Asset-Backed Debt	(715,214)	Yield Analysis	Market Yield	9.5% - 13.1%	9.5% - 13.1%
Real Estate Debt	5,462,919	Yield Analysis	Market Yield	14.0% – 20.0%	15.7%
Warrants	469,363	EV Market Multiple Analysis	EBITDA Multiple	7.0x – 28.8x	28.6x
Total Level 3 Investments	$581,627,614

Changes in market yields or discount rates, each in isolation, may change the fair value of certain of the investments. Generally, an increase in market yields or discount rates may result in a decrease in the fair value of certain of the investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the values currently assigned.